Quarterly Holdings Report
for
Fidelity ZERO℠ Extended Market Index Fund
January 31, 2022
EMT-NPRT1-0422
1.9891460.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	4,175	214,011
ATN International, Inc.	2,628	104,279
Bandwidth, Inc. (a)(b)	5,092	318,810
Cogent Communications Group, Inc.	9,222	586,611
Consolidated Communications Holdings, Inc. (a)	15,421	110,877
EchoStar Holding Corp. Class A (a)	8,403	199,067
Globalstar, Inc. (a)(b)	143,635	153,689
IDT Corp. Class B (a)(b)	3,835	143,928
Iridium Communications, Inc. (a)	29,296	1,051,140
Liberty Global PLC:
Class A (a)	35,682	967,696
Class C (a)	75,900	2,052,336
Liberty Latin America Ltd. Class C (a)	42,825	462,938
Lumen Technologies, Inc.	201,760	2,493,754
Ooma, Inc. (a)	4,778	86,195
Radius Global Infrastructure, Inc. (a)	12,616	173,596
		9,118,927
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	112,599	1,808,340
Cinemark Holdings, Inc. (a)(b)	22,983	347,043
Lions Gate Entertainment Corp.:
Class A (a)(b)	14,336	224,788
Class B (a)	25,510	371,936
Live Nation Entertainment, Inc. (a)	29,569	3,238,101
LiveOne, Inc. (a)	17,123	16,067
Madison Square Garden Entertainment Corp. (a)(b)	5,506	389,990
Madison Square Garden Sports Corp. (a)	3,692	613,130
Marcus Corp. (a)(b)	4,547	76,617
Playtika Holding Corp.	22,227	378,526
Sciplay Corp. (A Shares) (a)	5,518	68,975
Warner Music Group Corp. Class A	24,223	1,029,478
World Wrestling Entertainment, Inc. Class A (b)	9,766	487,714
Zynga, Inc. (a)	230,494	2,090,581
		11,141,286
Interactive Media & Services - 0.6%
Angi, Inc. (a)(b)	16,368	140,437
Bumble, Inc. (b)	15,741	464,517
CarGurus, Inc. Class A (a)	19,111	609,641
Cars.com, Inc. (a)	14,133	220,192
Eventbrite, Inc. (a)(b)	16,682	239,053
EverQuote, Inc. Class A (a)	4,399	72,408
Liberty TripAdvisor Holdings, Inc. (a)	15,660	35,235
MediaAlpha, Inc. Class A (a)(b)	4,561	67,731
QuinStreet, Inc. (a)	10,979	176,652
TripAdvisor, Inc. (a)	21,563	585,435
TrueCar, Inc. (a)	18,808	64,700
Yelp, Inc. (a)	14,926	515,544
Ziff Davis, Inc. (a)	10,665	1,120,465
Zoominfo Technologies, Inc. (a)	66,394	3,509,587
		7,821,597
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	50,019	721,274
AMC Networks, Inc. Class A (a)(b)	6,357	270,999
Audacy, Inc. Class A (a)(b)	24,537	59,380
Boston Omaha Corp. (a)(b)	3,728	98,382
Cable One, Inc.	1,093	1,688,390
Cardlytics, Inc. (a)(b)	7,241	485,871
Cbdmd, Inc. (a)(b)	8,974	9,333
Clear Channel Outdoor Holdings, Inc. (a)	102,587	313,916
DISH Network Corp. Class A (a)	54,849	1,722,259
E.W. Scripps Co. Class A (a)(b)	12,402	254,241
Fluent, Inc. (a)(b)	9,949	15,918
Gannett Co., Inc. (a)(b)	30,833	149,848
Gray Television, Inc.	19,286	402,113
iHeartMedia, Inc. (a)	24,185	487,328
Interpublic Group of Companies, Inc.	86,546	3,075,845
John Wiley & Sons, Inc. Class A	9,471	480,653
Loyalty Ventures, Inc. (a)	4,369	128,055
Magnite, Inc. (a)	25,019	339,508
National CineMedia, Inc. (b)	12,850	33,924
News Corp.:
Class A	86,846	1,931,455
Class B	26,321	585,379
Nexstar Broadcasting Group, Inc. Class A	8,979	1,484,947
PubMatic, Inc. (a)(b)	6,056	148,675
Scholastic Corp.	6,491	266,261
Sinclair Broadcast Group, Inc. Class A (b)	10,575	290,601
Sirius XM Holdings, Inc.	201,063	1,278,761
TechTarget, Inc. (a)(b)	5,866	486,526
Tegna, Inc.	48,631	941,496
The New York Times Co. Class A	36,857	1,475,386
WideOpenWest, Inc. (a)(b)	11,364	211,484
		19,838,208
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	14,525	180,836
NII Holdings, Inc. (a)(c)	10,174	2,645
Shenandoah Telecommunications Co.	10,993	250,311
Telephone & Data Systems, Inc.	21,602	427,720
U.S. Cellular Corp. (a)	3,691	113,018
		974,530
TOTAL COMMUNICATION SERVICES		48,894,548
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.2%
Adient PLC (a)	20,830	874,235
American Axle & Manufacturing Holdings, Inc. (a)	24,545	199,796
Autoliv, Inc.	17,239	1,707,351
BorgWarner, Inc.	52,520	2,303,002
Cooper-Standard Holding, Inc. (a)	3,651	75,174
Dana, Inc.	31,955	692,145
Dorman Products, Inc. (a)	6,211	581,536
Fox Factory Holding Corp. (a)	9,308	1,238,616
Gentex Corp.	51,706	1,623,568
Gentherm, Inc. (a)	7,312	638,996
LCI Industries	5,513	679,036
Lear Corp.	13,095	2,191,055
Modine Manufacturing Co. (a)	11,149	102,013
Motorcar Parts of America, Inc. (a)(b)	4,162	68,798
Patrick Industries, Inc.	4,896	315,302
Standard Motor Products, Inc.	4,140	198,182
Stoneridge, Inc. (a)	5,927	111,842
Tenneco, Inc. (a)	16,262	170,751
The Goodyear Tire & Rubber Co. (a)	61,683	1,278,689
Veoneer, Inc. (a)(b)	21,975	773,740
Visteon Corp. (a)	6,100	619,211
XPEL, Inc. (a)(b)	3,635	226,679
		16,669,717
Automobiles - 0.4%
Harley-Davidson, Inc.	33,938	1,173,237
Rivian Automotive, Inc.	33,954	2,232,136
Thor Industries, Inc. (b)	12,209	1,154,849
Winnebago Industries, Inc. (b)	7,309	471,577
Workhorse Group, Inc. (a)(b)	28,565	96,550
		5,128,349
Distributors - 0.3%
Funko, Inc. (a)(b)	5,707	98,617
LKQ Corp.	58,592	3,216,115
		3,314,732
Diversified Consumer Services - 0.8%
2U, Inc. (a)(b)	16,669	269,038
Adtalem Global Education, Inc. (a)	10,837	318,825
American Public Education, Inc. (a)	4,137	88,490
Aspen Group, Inc. (a)(b)	4,830	10,819
Bright Horizons Family Solutions, Inc. (a)	13,266	1,703,487
Carriage Services, Inc.	3,327	167,415
Duolingo, Inc. (a)	1,262	126,213
European Wax Center, Inc. (b)	2,991	73,100
Frontdoor, Inc. (a)	18,428	668,936
Graham Holdings Co.	862	512,993
Grand Canyon Education, Inc. (a)	8,761	733,120
H&R Block, Inc.	38,764	886,145
Houghton Mifflin Harcourt Co. (a)	27,807	500,804
Laureate Education, Inc. Class A	21,810	275,897
OneSpaWorld Holdings Ltd. (a)(b)	12,317	127,111
Perdoceo Education Corp. (a)	15,474	170,523
PowerSchool Holdings, Inc. (b)	8,945	146,519
Regis Corp. (a)(b)	7,394	11,017
Service Corp. International	36,184	2,233,276
Strategic Education, Inc. (b)	4,901	292,394
Stride, Inc. (a)	9,289	325,765
Terminix Global Holdings, Inc. (a)	26,691	1,151,450
Vivint Smart Home, Inc. Class A (a)(b)	8,778	63,202
WW International, Inc. (a)	11,712	147,571
Xpresspa Group, Inc. (a)	24,281	34,236
		11,038,346
Hotels, Restaurants & Leisure - 3.3%
Accel Entertainment, Inc. (a)	12,170	153,464
Airbnb, Inc. Class A (a)	76,124	11,720,812
ARAMARK Holdings Corp.	56,037	1,921,509
Bally's Corp. (a)	6,439	230,130
BJ's Restaurants, Inc. (a)(b)	5,052	152,015
Bloomin' Brands, Inc. (a)	17,745	360,756
Boyd Gaming Corp.	18,145	1,078,902
Brinker International, Inc. (a)	9,935	329,941
Carrols Restaurant Group, Inc. (b)	6,778	16,742
Century Casinos, Inc. (a)	5,837	58,078
Choice Hotels International, Inc.	7,236	1,037,642
Churchill Downs, Inc.	7,584	1,594,915
Chuy's Holdings, Inc. (a)(b)	4,245	107,016
Cracker Barrel Old Country Store, Inc.	5,141	612,499
Dave & Buster's Entertainment, Inc. (a)	8,409	300,958
Del Taco Restaurants, Inc.	7,268	90,632
Denny's Corp. (a)	13,854	214,737
Dine Brands Global, Inc.	3,739	253,691
Drive Shack, Inc. (a)(b)	18,940	26,516
El Pollo Loco Holdings, Inc. (a)	4,275	57,029
Everi Holdings, Inc. (a)	19,738	390,220
F45 Training Holdings, Inc.	4,480	56,045
Fiesta Restaurant Group, Inc. (a)(b)	3,578	33,884
GAN Ltd. (a)	9,184	63,278
Golden Entertainment, Inc. (a)	4,347	195,528
Hilton Grand Vacations, Inc. (a)	19,611	958,193
Hyatt Hotels Corp. Class A (a)	11,097	1,016,596
Jack in the Box, Inc.	4,698	427,753
Lindblad Expeditions Holdings (a)	6,606	111,443
Marriott Vacations Worldwide Corp.	9,382	1,523,449
Membership Collective Group, Inc. Class A	6,757	59,935
Monarch Casino & Resort, Inc. (a)	2,878	178,148
Noodles & Co. (a)	7,730	65,009
Norwegian Cruise Line Holdings Ltd. (a)(b)	81,493	1,697,499
Papa John's International, Inc.	7,058	871,310
Planet Fitness, Inc. (a)	18,337	1,625,392
Playa Hotels & Resorts NV (a)	30,077	229,488
PlayAGS, Inc. (a)	5,797	45,159
RCI Hospitality Holdings, Inc.	1,735	121,224
Red Robin Gourmet Burgers, Inc. (a)(b)	3,288	48,498
Red Rock Resorts, Inc.	11,551	514,251
Ruth's Hospitality Group, Inc.	6,890	138,007
Scientific Games Corp. Class A (a)	21,215	1,224,106
SeaWorld Entertainment, Inc. (a)	11,192	666,819
Shake Shack, Inc. Class A (a)	8,564	565,823
Six Flags Entertainment Corp. (a)	16,870	666,196
Texas Roadhouse, Inc. Class A	15,454	1,319,617
The Cheesecake Factory, Inc. (a)(b)	10,589	377,816
Travel+Leisure Co.	19,038	1,081,358
Vail Resorts, Inc.	8,884	2,461,756
Wendy's Co.	38,418	884,767
Wingstop, Inc.	6,579	1,008,232
Wyndham Hotels & Resorts, Inc.	20,439	1,715,854
Wynn Resorts Ltd. (a)	23,093	1,973,297
Xponential Fitness, Inc. (b)	2,221	38,779
		44,672,713
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	1,767	32,796
Beazer Homes U.S.A., Inc. (a)	6,395	116,645
Cavco Industries, Inc. (a)	1,866	502,775
Century Communities, Inc.	6,514	428,947
Dream Finders Homes, Inc. (b)	3,963	73,870
Ethan Allen Interiors, Inc.	4,663	117,554
Flexsteel Industries, Inc.	1,281	31,910
GoPro, Inc. Class A (a)	27,877	246,990
Green Brick Partners, Inc. (a)	10,601	251,032
Helen of Troy Ltd. (a)	5,330	1,115,729
Hooker Furnishings Corp. (b)	2,532	55,805
Hovnanian Enterprises, Inc. Class A (a)	1,039	100,658
Installed Building Products, Inc.	5,135	568,907
iRobot Corp. (a)(b)	5,913	387,420
KB Home	18,979	801,863
La-Z-Boy, Inc.	9,671	355,022
Leggett & Platt, Inc.	29,350	1,169,598
LGI Homes, Inc. (a)	4,678	582,458
Lovesac (a)(b)	2,955	159,127
M.D.C. Holdings, Inc.	12,333	625,160
M/I Homes, Inc. (a)	6,377	337,917
Meritage Homes Corp. (a)	8,292	846,033
Mohawk Industries, Inc. (a)	12,053	1,902,807
Newell Brands, Inc.	82,550	1,915,986
Purple Innovation, Inc. (a)(b)	12,778	106,313
Skyline Champion Corp. (a)	11,584	780,067
Snap One Holdings Corp. (a)	2,941	55,320
Sonos, Inc. (a)	28,059	707,648
Taylor Morrison Home Corp. (a)	27,235	835,842
Tempur Sealy International, Inc.	42,186	1,679,425
Toll Brothers, Inc.	25,259	1,489,523
TopBuild Corp. (a)	7,254	1,687,643
Traeger, Inc. (a)	5,151	52,489
TRI Pointe Homes, Inc. (a)	24,217	576,607
Tupperware Brands Corp. (a)(b)	10,600	163,452
Universal Electronics, Inc. (a)	2,870	101,856
VOXX International Corp. (a)(b)	3,050	33,703
Vuzix Corp. (a)(b)	13,133	85,758
Weber, Inc. (b)	3,884	42,103
Whirlpool Corp.	13,354	2,806,877
ZAGG, Inc. rights (a)(c)	4,373	394
		23,932,029
Internet & Direct Marketing Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)(b)	5,838	99,421
CarParts.com, Inc. (a)(b)	10,257	94,364
Chewy, Inc. (a)(b)	19,566	931,537
Duluth Holdings, Inc. (a)(b)	2,849	42,963
Groupon, Inc. (a)(b)	4,518	137,980
Lands' End, Inc. (a)(b)	2,699	49,473
Liquidity Services, Inc. (a)(b)	5,889	112,068
Overstock.com, Inc. (a)(b)	9,426	451,882
PetMed Express, Inc.	4,512	116,545
Poshmark, Inc. (b)	8,093	127,950
Quotient Technology, Inc. (a)	19,250	136,868
Qurate Retail, Inc. Series A	77,760	546,653
Revolve Group, Inc. (a)	8,617	424,990
Shutterstock, Inc.	5,131	497,553
Stitch Fix, Inc. (a)	18,083	297,104
The RealReal, Inc. (a)(b)	17,763	167,860
Waitr Holdings, Inc. (a)(b)	23,715	13,280
Xometry, Inc. (b)	1,536	79,258
		4,327,749
Leisure Products - 0.6%
Acushnet Holdings Corp.	7,539	352,071
American Outdoor Brands, Inc. (a)(b)	3,142	52,094
AMMO, Inc. (a)(b)	18,595	86,281
Brunswick Corp.	16,971	1,540,797
Callaway Golf Co. (a)	26,066	621,935
Clarus Corp.	5,694	128,286
Johnson Outdoors, Inc. Class A	1,539	138,849
Malibu Boats, Inc. Class A (a)	4,539	298,031
MasterCraft Boat Holdings, Inc. (a)	4,714	119,877
Mattel, Inc. (a)	76,655	1,603,623
Nautilus, Inc. (a)(b)	6,859	34,981
Polaris, Inc.	12,496	1,406,925
Smith & Wesson Brands, Inc. (b)	10,548	180,160
Sturm, Ruger & Co., Inc.	3,829	257,424
Vista Outdoor, Inc. (a)	12,485	481,671
YETI Holdings, Inc. (a)	19,479	1,277,433
		8,580,438
Multiline Retail - 0.4%
Big Lots, Inc. (b)	7,108	297,896
Dillard's, Inc. Class A (b)	942	239,004
Franchise Group, Inc.	5,864	293,610
Kohl's Corp.	32,958	1,967,922
Macy's, Inc.	67,798	1,735,629
Nordstrom, Inc. (a)	24,260	545,850
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	13,229	634,198
		5,714,109
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A (a)	12,863	501,657
Academy Sports & Outdoors, Inc. (a)	19,488	758,083
Advance Auto Parts, Inc.	13,825	3,200,626
America's Car Mart, Inc. (a)	1,341	127,288
American Eagle Outfitters, Inc. (b)	34,008	776,403
Asbury Automotive Group, Inc. (a)	5,089	819,176
AutoNation, Inc. (a)	8,795	958,655
Barnes & Noble Education, Inc. (a)(b)	7,813	47,034
Bath & Body Works, Inc.	58,083	3,256,714
Bed Bath & Beyond, Inc. (a)(b)	22,033	357,816
Big 5 Sporting Goods Corp. (b)	4,593	90,436
Boot Barn Holdings, Inc. (a)	6,476	595,598
Caleres, Inc.	8,221	197,140
Camping World Holdings, Inc. (b)	9,001	298,833
Chico's FAS, Inc. (a)	26,490	124,768
Citi Trends, Inc. (a)(b)	1,989	96,904
Conn's, Inc. (a)(b)	4,155	100,842
Designer Brands, Inc. Class A (a)(b)	13,253	174,542
Dick's Sporting Goods, Inc.	14,220	1,640,988
Five Below, Inc. (a)	12,317	2,019,988
Floor & Decor Holdings, Inc. Class A (a)	23,225	2,525,022
Foot Locker, Inc.	19,962	891,902
GameStop Corp. Class A (a)(b)	13,599	1,481,339
Gap, Inc.	47,311	854,910
Genesco, Inc. (a)	3,050	196,207
Group 1 Automotive, Inc.	4,001	679,410
GrowGeneration Corp. (a)(b)	11,788	99,491
Guess?, Inc.	8,445	194,404
Haverty Furniture Companies, Inc. (b)	3,288	97,062
Hibbett, Inc. (b)	3,305	203,753
Leslie's, Inc. (a)(b)	30,265	630,420
Lithia Motors, Inc. Class A (sub. vtg.)	6,643	1,940,620
LL Flooring Holdings, Inc. (a)(b)	6,550	94,582
MarineMax, Inc. (a)	4,827	227,159
Monro, Inc. (b)	7,289	362,482
Murphy U.S.A., Inc.	5,177	1,018,109
National Vision Holdings, Inc. (a)	18,080	739,110
OneWater Marine, Inc. Class A (b)	2,084	107,764
Party City Holdco, Inc. (a)(b)	24,208	114,504
Penske Automotive Group, Inc.	6,704	681,328
Petco Health & Wellness Co., Inc. (b)	17,872	335,100
Rent-A-Center, Inc.	13,222	557,307
RH (a)	3,830	1,542,801
Sally Beauty Holdings, Inc. (a)	24,580	422,039
Shoe Carnival, Inc.	3,826	130,696
Signet Jewelers Ltd.	11,696	1,007,376
Sleep Number Corp. (a)	4,950	353,925
Sonic Automotive, Inc. Class A (sub. vtg.)	4,481	228,576
Sportsman's Warehouse Holdings, Inc. (a)	9,503	104,153
The Aaron's Co., Inc.	6,793	143,808
The Buckle, Inc.	6,445	242,590
The Cato Corp. Class A (sub. vtg.)	4,118	68,029
The Children's Place, Inc. (a)	3,056	216,212
The ODP Corp. (a)	9,938	439,558
Tilly's, Inc.	5,139	67,732
TravelCenters of America LLC (a)	2,611	119,009
Urban Outfitters, Inc. (a)	14,387	413,195
Victoria's Secret & Co. (a)	15,952	890,600
Vroom, Inc. (a)(b)	28,067	225,097
Williams-Sonoma, Inc.	16,301	2,616,963
Winmark Corp.	652	140,454
Zumiez, Inc. (a)	4,694	210,995
		39,759,284
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	32,977	1,980,928
Carter's, Inc.	9,217	858,287
Columbia Sportswear Co.	7,553	701,447
Crocs, Inc. (a)	12,944	1,328,313
Deckers Outdoor Corp. (a)	6,029	1,930,667
Fossil Group, Inc. (a)	10,329	114,549
G-III Apparel Group Ltd. (a)	9,555	259,609
Hanesbrands, Inc.	76,651	1,234,081
Kontoor Brands, Inc.	10,321	508,722
Lakeland Industries, Inc. (a)	1,626	34,179
Levi Strauss & Co. Class A	21,448	470,355
Movado Group, Inc.	3,587	132,970
Oxford Industries, Inc.	3,444	283,751
PVH Corp.	15,591	1,481,301
Ralph Lauren Corp.	10,753	1,191,863
Samsonite International SA (a)(d)	311,700	651,464
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	29,781	1,250,802
Steven Madden Ltd.	16,686	686,462
Superior Group of Companies, Inc.	2,224	45,436
Tapestry, Inc.	60,304	2,288,537
Under Armour, Inc.:
Class A (sub. vtg.) (a)	41,819	787,452
Class C (non-vtg.) (a)	46,568	744,622
Unifi, Inc. (a)	3,003	57,087
Vera Bradley, Inc. (a)	5,328	43,636
Wolverine World Wide, Inc.	17,908	474,383
		19,540,903
TOTAL CONSUMER DISCRETIONARY		182,678,369
CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	2,093	880,797
Celsius Holdings, Inc. (a)	8,388	400,359
Coca-Cola Bottling Co. Consolidated	1,012	579,876
MGP Ingredients, Inc. (b)	2,746	207,762
Molson Coors Beverage Co. Class B	41,316	1,969,121
National Beverage Corp. (b)	5,133	229,291
Newage, Inc. (a)(b)	32,769	24,560
		4,291,766
Food & Staples Retailing - 0.7%
Andersons, Inc.	6,747	257,061
BJ's Wholesale Club Holdings, Inc. (a)	29,925	1,839,490
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,335	924
warrants 11/4/28 (a)	2,335	404
warrants 11/4/28 (a)	2,335	186
Class A (a)(b)	4,604	35,589
Casey's General Stores, Inc.	8,143	1,529,337
Chefs' Warehouse Holdings (a)	7,053	210,462
Grocery Outlet Holding Corp. (a)(b)	19,112	485,063
Ingles Markets, Inc. Class A	3,137	241,329
Natural Grocers by Vitamin Cottage, Inc.	2,028	29,609
Performance Food Group Co. (a)	33,975	1,433,405
PriceSmart, Inc.	5,256	375,331
Rite Aid Corp. (a)(b)	12,197	129,410
SpartanNash Co.	7,800	191,646
Sprouts Farmers Market LLC (a)	24,519	665,446
U.S. Foods Holding Corp. (a)	48,889	1,723,826
United Natural Foods, Inc. (a)	12,290	476,606
Weis Markets, Inc.	3,598	216,744
		9,841,868
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	14,072	437,639
Beyond Meat, Inc. (a)(b)	13,347	869,290
Bunge Ltd.	30,790	3,043,899
Cal-Maine Foods, Inc. (a)	8,109	316,251
Calavo Growers, Inc. (b)	3,789	156,902
Campbell Soup Co.	44,435	1,960,472
Darling Ingredients, Inc. (a)	35,562	2,267,789
Flowers Foods, Inc.	43,327	1,218,789
Fresh Del Monte Produce, Inc.	7,214	200,766
Freshpet, Inc. (a)	9,618	894,763
Hostess Brands, Inc. Class A (a)	30,472	625,285
Ingredion, Inc.	14,570	1,379,779
J&J Snack Foods Corp.	3,256	493,903
John B. Sanfilippo & Son, Inc.	1,938	153,296
Laird Superfood, Inc. (a)	1,261	10,050
Lamb Weston Holdings, Inc.	32,006	2,055,105
Lancaster Colony Corp.	4,335	688,268
Landec Corp. (a)	5,653	60,770
Pilgrim's Pride Corp. (a)	10,552	295,139
Post Holdings, Inc. (a)	12,810	1,355,554
Sanderson Farms, Inc.	4,627	851,368
Seaboard Corp.	55	210,099
Seneca Foods Corp. Class A (a)	1,391	65,029
The Hain Celestial Group, Inc. (a)	20,494	748,646
The Simply Good Foods Co. (a)	18,463	650,451
Tootsie Roll Industries, Inc. (b)	3,825	129,859
TreeHouse Foods, Inc. (a)	12,163	471,073
Vital Farms, Inc. (a)(b)	5,279	87,262
Whole Earth Brands, Inc. Class A (a)(b)	8,430	79,916
		21,777,412
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,622	121,635
Central Garden & Pet Co. Class A (non-vtg.) (a)	8,233	356,736
Energizer Holdings, Inc.	13,987	526,051
Reynolds Consumer Products, Inc.	11,696	354,038
Spectrum Brands Holdings, Inc.	9,372	837,669
WD-40 Co. (b)	2,997	666,113
		2,862,242
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)(b)	8,251	200,994
Coty, Inc. Class A (a)	73,158	620,380
Edgewell Personal Care Co.	11,808	540,806
elf Beauty, Inc. (a)	11,139	329,269
Herbalife Nutrition Ltd. (a)	21,645	920,129
Inter Parfums, Inc.	3,882	384,202
MediFast, Inc.	2,549	506,512
Nu Skin Enterprises, Inc. Class A	10,847	522,717
The Honest Co., Inc.	5,821	37,778
USANA Health Sciences, Inc. (a)	2,542	242,964
Veru, Inc. (a)(b)	13,396	69,659
		4,375,410
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	36,150	78,446
Turning Point Brands, Inc.	3,163	111,432
Universal Corp.	5,297	288,316
Vector Group Ltd.	28,296	314,369
		792,563
TOTAL CONSUMER STAPLES		43,941,261
ENERGY - 4.2%
Energy Equipment & Services - 0.7%
Archrock, Inc.	32,398	273,439
Aspen Aerogels, Inc. (a)	5,397	160,291
Bristow Group, Inc. (a)	5,031	165,268
Cactus, Inc.	12,911	625,667
Championx Corp. (a)	44,001	985,622
Core Laboratories NV (b)	10,058	268,247
DMC Global, Inc. (a)(b)	4,136	166,846
Dril-Quip, Inc. (a)	7,690	194,480
Expro Group Holdings NV (a)(b)	6,441	100,866
Helix Energy Solutions Group, Inc. (a)	31,828	112,353
Helmerich & Payne, Inc.	23,474	673,704
Liberty Oilfield Services, Inc. Class A (a)	22,942	277,598
Nabors Industries Ltd. (a)	1,685	174,414
Newpark Resources, Inc. (a)	19,887	70,599
Nextier Oilfield Solutions, Inc. (a)	34,913	210,176
NOV, Inc.	86,136	1,414,353
Oceaneering International, Inc. (a)	21,410	278,972
Oil States International, Inc. (a)	12,695	79,598
Patterson-UTI Energy, Inc.	47,864	476,725
ProPetro Holding Corp. (a)	18,344	192,795
RPC, Inc. (a)(b)	15,502	91,617
Select Energy Services, Inc. Class A (a)	14,119	94,174
Solaris Oilfield Infrastructure, Inc. Class A	6,512	50,208
TechnipFMC PLC (a)	92,480	600,195
TETRA Technologies, Inc. (a)	27,410	80,311
Tidewater, Inc. (a)	8,805	124,943
Transocean Ltd. (United States) (a)(b)	131,417	413,964
U.S. Silica Holdings, Inc. (a)(b)	16,147	154,204
Weatherford International PLC (a)	14,361	430,830
		8,942,459
Oil, Gas & Consumable Fuels - 3.5%
Alto Ingredients, Inc. (a)(b)	16,115	83,476
Antero Resources Corp. (a)	62,814	1,226,757
APA Corp.	79,573	2,642,619
Arch Resources, Inc. (b)	3,336	315,719
Berry Corp.	14,108	122,599
Brigham Minerals, Inc. Class A	9,747	210,925
Callon Petroleum Co. (a)(b)	10,477	517,983
Centennial Resource Development, Inc. Class A (a)(b)	39,946	311,978
Civitas Resources, Inc.	15,898	866,441
Clean Energy Fuels Corp. (a)(b)	37,555	227,959
CNX Resources Corp. (a)(b)	46,038	682,744
Comstock Resources, Inc. (a)(b)	19,797	154,021
CONSOL Energy, Inc. (a)	6,965	151,419
Continental Resources, Inc.	12,833	666,546
Coterra Energy, Inc.	178,279	3,904,310
Crescent Energy, Inc. Class A (a)(b)	5,889	78,147
CVR Energy, Inc.	6,302	123,078
Delek U.S. Holdings, Inc. (a)	16,164	250,865
Denbury, Inc. (a)	11,099	833,979
Devon Energy Corp.	138,075	6,982,453
Diamondback Energy, Inc.	37,375	4,715,230
EQT Corp.	66,496	1,413,040
Equitrans Midstream Corp.	89,900	729,089
Green Plains, Inc. (a)	11,694	357,135
HollyFrontier Corp.	32,972	1,159,296
International Seaways, Inc. (b)	9,283	135,439
Kosmos Energy Ltd. (a)	98,232	425,345
Laredo Petroleum, Inc. (a)(b)	3,112	209,002
Magnolia Oil & Gas Corp. Class A	32,548	704,013
Marathon Oil Corp.	170,486	3,319,362
Matador Resources Co.	24,245	1,085,449
Murphy Oil Corp.	31,960	1,009,936
National Energy Services Reunited Corp. (a)	8,383	83,243
Northern Oil & Gas, Inc.	13,894	326,787
Ovintiv, Inc.	57,260	2,221,688
Par Pacific Holdings, Inc. (a)	9,890	139,449
PBF Energy, Inc. Class A (a)	20,648	327,064
PDC Energy, Inc.	21,392	1,267,904
Peabody Energy Corp. (a)	20,318	219,434
Range Resources Corp. (a)	54,994	1,058,635
Ranger Oil Corp. (a)	4,559	141,375
Renewable Energy Group, Inc. (a)	11,027	443,947
Rex American Resources Corp. (a)	1,159	111,762
SM Energy Co.	26,726	876,880
Southwestern Energy Co. (a)	223,883	985,085
Talos Energy, Inc. (a)	8,963	95,366
Targa Resources Corp.	50,003	2,954,177
Teekay Corp. (a)	14,610	45,291
Teekay Tankers Ltd. (a)(b)	5,354	57,127
Tellurian, Inc. (a)(b)	85,786	215,323
Uranium Energy Corp. (a)(b)	56,647	147,849
W&T Offshore, Inc. (a)	19,827	84,860
World Fuel Services Corp.	13,750	387,888
		47,807,488
TOTAL ENERGY		56,749,947
FINANCIALS - 17.0%
Banks - 6.4%
1st Source Corp.	3,731	186,102
Allegiance Bancshares, Inc.	4,092	180,171
Ameris Bancorp	14,493	714,650
Associated Banc-Corp.	32,690	781,291
Atlantic Union Bankshares Corp.	16,494	671,636
Banc of California, Inc.	12,229	236,264
BancFirst Corp.	4,105	307,670
Bancorp, Inc., Delaware (a)	12,455	371,408
Bank of Hawaii Corp.	8,822	759,310
Bank OZK	26,597	1,246,069
BankUnited, Inc.	19,449	811,996
Banner Corp.	7,451	462,782
Berkshire Hills Bancorp, Inc.	10,409	308,002
BOK Financial Corp.	6,589	675,702
Brookline Bancorp, Inc., Delaware	16,663	284,937
Cadence Bank	43,028	1,341,183
Camden National Corp.	3,139	155,883
Cathay General Bancorp	16,853	761,081
Central Pacific Financial Corp.	6,120	178,092
City Holding Co.	3,320	266,297
Columbia Banking Systems, Inc.	17,117	595,158
Comerica, Inc.	28,714	2,664,085
Commerce Bancshares, Inc.	24,467	1,686,021
Community Bank System, Inc.	11,793	842,256
Community Trust Bancorp, Inc.	3,073	135,796
ConnectOne Bancorp, Inc.	7,732	247,501
CrossFirst Bankshares, Inc. (a)	9,955	153,904
Cullen/Frost Bankers, Inc.	12,429	1,752,613
Customers Bancorp, Inc. (a)	6,515	379,825
CVB Financial Corp.	27,843	613,381
Dime Community Bancshares, Inc.	7,231	252,796
Eagle Bancorp, Inc.	6,966	417,751
East West Bancorp, Inc.	31,083	2,683,706
Eastern Bankshares, Inc.	36,938	786,410
Enterprise Financial Services Corp.	8,447	418,464
FB Financial Corp.	7,910	352,153
First Bancorp, North Carolina	7,734	339,600
First Bancorp, Puerto Rico	45,549	662,738
First Bancshares, Inc. (b)	4,639	167,329
First Busey Corp.	11,024	307,349
First Citizens Bancshares, Inc.	2,925	2,278,809
First Commonwealth Financial Corp.	20,734	343,355
First Financial Bancorp, Ohio (b)	20,465	515,923
First Financial Bankshares, Inc.	28,128	1,321,735
First Financial Corp., Indiana	2,326	104,414
First Foundation, Inc.	8,803	230,198
First Hawaiian, Inc.	28,023	794,452
First Horizon National Corp.	118,807	2,032,788
First Interstate Bancsystem, Inc.	7,575	278,381
First Merchants Corp.	12,008	509,499
First Midwest Bancorp, Inc., Delaware	24,811	515,324
Five Star Bancorp	1,429	44,299
Flushing Financial Corp.	6,561	154,905
FNB Corp., Pennsylvania	69,433	897,074
Fulton Financial Corp.	35,018	628,573
German American Bancorp, Inc.	5,508	218,117
Glacier Bancorp, Inc.	23,917	1,242,010
Great Southern Bancorp, Inc.	2,126	126,157
Hancock Whitney Corp.	19,117	1,007,848
Hanmi Financial Corp.	6,555	176,198
HarborOne Bancorp, Inc.	10,767	152,891
Heartland Financial U.S.A., Inc.	8,956	465,981
Heritage Commerce Corp.	12,901	160,746
Heritage Financial Corp., Washington	7,688	186,511
Hilltop Holdings, Inc.	13,259	437,945
Home Bancshares, Inc.	32,889	774,865
HomeStreet, Inc.	4,399	214,451
Hope Bancorp, Inc.	25,913	434,043
Horizon Bancorp, Inc. Indiana	8,794	187,576
Independent Bank Corp.	5,000	122,400
Independent Bank Corp., Massachusetts	10,513	886,772
Independent Bank Group, Inc.	8,076	613,130
International Bancshares Corp.	11,575	486,497
Investors Bancorp, Inc.	49,090	801,149
Lakeland Bancorp, Inc.	10,867	205,712
Lakeland Financial Corp.	5,535	442,413
Live Oak Bancshares, Inc.	7,130	419,672
Meta Financial Group, Inc.	6,935	412,355
Midland States Bancorp, Inc.	4,454	128,587
National Bank Holdings Corp.	6,651	301,955
NBT Bancorp, Inc.	9,701	375,235
Nicolet Bankshares, Inc. (a)	2,709	252,181
OceanFirst Financial Corp.	12,933	293,579
OFG Bancorp	10,804	298,947
Old National Bancorp, Indiana (b)	36,146	662,556
Origin Bancorp, Inc.	4,767	203,646
Pacific Premier Bancorp, Inc.	21,023	804,130
PacWest Bancorp	25,679	1,192,276
Park National Corp.	3,155	427,376
Peoples Bancorp, Inc.	5,389	178,645
Peoples United Financial, Inc.	94,016	1,822,030
Pinnacle Financial Partners, Inc.	16,726	1,617,571
Popular, Inc.	17,505	1,560,921
Preferred Bank, Los Angeles	2,952	230,433
Prosperity Bancshares, Inc.	20,139	1,475,182
QCR Holdings, Inc.	3,193	182,129
Renasant Corp.	12,205	448,900
S&T Bancorp, Inc.	8,563	263,826
Sandy Spring Bancorp, Inc.	9,969	471,633
Seacoast Banking Corp., Florida	13,001	474,537
ServisFirst Bancshares, Inc.	10,654	904,205
Signature Bank	13,331	4,061,023
Silvergate Capital Corp. (a)	6,592	710,222
Simmons First National Corp. Class A	25,506	729,472
Southside Bancshares, Inc. (b)	7,009	293,677
Southstate Corp.	15,345	1,295,271
Stock Yards Bancorp, Inc.	5,352	318,872
Synovus Financial Corp.	31,949	1,589,782
Texas Capital Bancshares, Inc. (a)	11,042	692,333
Tompkins Financial Corp.	2,613	207,890
TowneBank	14,367	450,836
Trico Bancshares	6,144	267,080
TriState Capital Holdings, Inc. (a)	6,105	192,857
Triumph Bancorp, Inc. (a)	5,166	451,922
Trustmark Corp.	13,605	443,251
UMB Financial Corp.	9,406	926,021
Umpqua Holdings Corp.	47,612	965,571
United Bankshares, Inc., West Virginia	30,105	1,063,610
United Community Bank, Inc.	23,205	821,225
Univest Corp. of Pennsylvania	6,249	188,282
Valley National Bancorp	89,677	1,248,304
Veritex Holdings, Inc.	10,839	435,186
Washington Trust Bancorp, Inc.	3,901	222,669
Webster Financial Corp.	20,097	1,141,711
WesBanco, Inc.	13,867	492,140
Westamerica Bancorp.	5,869	340,872
Western Alliance Bancorp.	22,843	2,265,797
Wintrust Financial Corp.	12,548	1,230,582
Zions Bancorp NA	34,278	2,324,734
		86,926,202
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	8,976	1,312,381
Ares Management Corp.	36,742	2,929,072
Artisan Partners Asset Management, Inc.	14,277	616,909
Assetmark Financial Holdings, Inc. (a)	4,084	97,975
B. Riley Financial, Inc. (b)	3,508	215,988
BGC Partners, Inc. Class A	70,396	297,071
Blucora, Inc. (a)	10,133	164,357
Bridge Investment Group Holdings, Inc.	4,668	100,362
BrightSphere Investment Group, Inc.	7,957	171,712
Carlyle Group LP	30,625	1,563,406
Cboe Global Markets, Inc.	23,398	2,773,365
Cohen & Steers, Inc.	5,492	458,747
Coinbase Global, Inc. (a)(b)	6,510	1,237,877
Cowen Group, Inc. Class A (b)	6,112	193,628
Diamond Hill Investment Group, Inc.	686	128,111
Donnelley Financial Solutions, Inc. (a)	6,377	237,352
Evercore, Inc. Class A	8,682	1,083,687
FactSet Research Systems, Inc.	8,249	3,480,171
Federated Hermes, Inc.	21,130	699,614
Focus Financial Partners, Inc. Class A (a)	11,224	565,241
Franklin Resources, Inc.	61,494	1,965,963
Greenhill & Co., Inc. (b)	2,970	49,540
Hamilton Lane, Inc. Class A	7,821	707,488
Houlihan Lokey	11,200	1,190,336
Interactive Brokers Group, Inc.	19,274	1,314,294
Invesco Ltd.	75,249	1,705,142
Janus Henderson Group PLC	37,565	1,386,149
Jefferies Financial Group, Inc.	43,084	1,578,598
Lazard Ltd. Class A	24,596	1,073,369
LPL Financial	17,585	3,030,247
Moelis & Co. Class A	13,355	754,157
Morningstar, Inc.	5,226	1,502,005
Open Lending Corp. (a)	22,227	422,091
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,974	83,678
Piper Jaffray Companies	3,089	476,386
PJT Partners, Inc.	5,359	371,486
Sculptor Capital Management, Inc. Class A	4,310	84,476
SEI Investments Co.	23,304	1,365,847
StepStone Group, Inc. Class A	10,969	384,025
Stifel Financial Corp.	22,874	1,713,263
StoneX Group, Inc. (a)	3,680	241,445
Tradeweb Markets, Inc. Class A	23,120	1,959,882
Victory Capital Holdings, Inc.	3,525	115,162
Virtu Financial, Inc. Class A	18,643	576,628
Virtus Investment Partners, Inc.	1,558	407,697
WisdomTree Investments, Inc.	23,609	132,446
		42,918,826
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	1,819	981,460
CURO Group Holdings Corp.	4,622	66,233
Encore Capital Group, Inc. (a)(b)	5,391	347,720
Enova International, Inc. (a)	7,958	320,548
EZCORP, Inc. (non-vtg.) Class A (a)(b)	11,448	68,345
FirstCash Holdings, Inc.	8,959	624,442
Green Dot Corp. Class A (a)	12,071	382,771
LendingClub Corp. (a)	21,741	407,861
LendingTree, Inc. (a)	2,509	305,697
Navient Corp.	35,627	620,979
Nelnet, Inc. Class A	4,438	392,896
OneMain Holdings, Inc.	24,366	1,258,748
PRA Group, Inc. (a)	9,481	440,867
PROG Holdings, Inc. (a)	12,424	494,599
SLM Corp.	64,522	1,183,333
Upstart Holdings, Inc. (a)(b)	10,808	1,178,180
World Acceptance Corp. (a)(b)	919	173,673
		9,248,352
Diversified Financial Services - 0.8%
A-Mark Precious Metals, Inc.	1,808	111,915
Apollo Global Management, Inc.	80,935	5,665,450
Cannae Holdings, Inc. (a)	18,285	546,173
Equitable Holdings, Inc.	82,399	2,771,902
Voya Financial, Inc.	24,339	1,654,078
		10,749,518
Insurance - 3.9%
Alleghany Corp. (a)	3,004	1,994,656
AMBAC Financial Group, Inc. (a)	9,934	140,765
American Equity Investment Life Holding Co.	18,144	746,444
American Financial Group, Inc.	14,512	1,890,623
American National Group, Inc.	2,796	527,857
Amerisafe, Inc.	4,275	224,523
Argo Group International Holdings, Ltd.	7,508	426,304
Assurant, Inc.	12,472	1,902,105
Assured Guaranty Ltd.	15,330	816,936
Axis Capital Holdings Ltd.	16,892	962,506
Brighthouse Financial, Inc. (a)	17,628	959,845
Brown & Brown, Inc.	51,379	3,405,400
BRP Group, Inc. (a)	11,641	355,283
CNO Financial Group, Inc.	26,664	665,000
eHealth, Inc. (a)	5,179	113,161
Employers Holdings, Inc.	6,087	238,002
Enstar Group Ltd. (a)	2,705	717,041
Erie Indemnity Co. Class A	5,508	1,014,023
Everest Re Group Ltd.	8,617	2,442,058
Fidelity National Financial, Inc.	62,425	3,143,099
First American Financial Corp.	24,097	1,795,467
Genworth Financial, Inc. Class A (a)	110,504	430,966
Globe Life, Inc.	20,325	2,079,248
GoHealth, Inc. (a)(b)	14,600	40,296
Goosehead Insurance (b)	4,322	426,063
Greenlight Capital Re, Ltd. (a)	5,173	37,453
Hanover Insurance Group, Inc.	7,787	1,074,295
HCI Group, Inc.	1,750	118,773
Heritage Insurance Holdings, Inc.	5,470	34,078
Horace Mann Educators Corp.	9,125	346,841
James River Group Holdings Ltd.	8,158	231,035
Kemper Corp.	13,258	795,215
Kinsale Capital Group, Inc.	4,734	948,315
Lemonade, Inc. (a)(b)	8,447	269,713
Lincoln National Corp.	37,247	2,606,545
Loews Corp.	43,442	2,591,750
MBIA, Inc. (a)(b)	10,293	140,705
Mercury General Corp.	5,858	320,198
National Western Life Group, Inc.	482	103,085
Old Republic International Corp.	62,471	1,601,132
Palomar Holdings, Inc. (a)	5,367	283,109
Primerica, Inc.	8,685	1,340,443
ProAssurance Corp.	11,713	280,643
Reinsurance Group of America, Inc.	14,832	1,703,159
RenaissanceRe Holdings Ltd.	10,081	1,584,431
RLI Corp.	8,784	920,388
Root, Inc. (a)(b)	22,011	44,242
Ryan Specialty Group Holdings, Inc. (b)	12,836	480,195
Safety Insurance Group, Inc.	3,167	260,739
Selective Insurance Group, Inc.	13,221	1,043,137
Selectquote, Inc. (a)(b)	27,320	201,895
Siriuspoint Ltd. (a)(b)	18,880	159,914
Stewart Information Services Corp.	6,052	432,294
Trean Insurance Group, Inc. (a)	4,114	33,200
Trupanion, Inc. (a)	7,583	722,281
United Fire Group, Inc.	4,539	113,203
Universal Insurance Holdings, Inc.	6,127	105,629
Unum Group	44,971	1,141,364
W.R. Berkley Corp.	30,543	2,580,884
White Mountains Insurance Group Ltd.	648	674,542
		52,782,496
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	3,262	34,316
AGNC Investment Corp.	114,845	1,710,042
Angel Oak Mortgage, Inc. (b)	1,488	25,430
Annaly Capital Management, Inc.	318,358	2,515,028
Apollo Commercial Real Estate Finance, Inc.	29,025	396,191
Arbor Realty Trust, Inc.	33,556	587,566
Ares Commercial Real Estate Corp.	10,465	153,731
Armour Residential REIT, Inc.	19,625	184,083
Blackstone Mortgage Trust, Inc.	36,756	1,154,874
BrightSpire Capital, Inc.	20,230	189,960
Broadmark Realty Capital, Inc.	30,874	289,598
Cherry Hill Mortgage Investment Corp.	3,346	27,136
Chimera Investment Corp.	52,074	755,073
Dynex Capital, Inc.	8,845	142,228
Ellington Financial LLC	12,223	217,203
Franklin BSP Realty Trust, Inc.	10,196	137,340
Granite Point Mortgage Trust, Inc.	11,921	144,244
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,058	790,526
Invesco Mortgage Capital, Inc.	66,718	178,804
KKR Real Estate Finance Trust, Inc.	9,703	207,062
Ladder Capital Corp. Class A	24,643	293,005
MFA Financial, Inc.	87,044	403,014
New Residential Investment Corp.	101,774	1,083,893
New York Mortgage Trust, Inc.	83,706	313,898
Orchid Island Capital, Inc.	36,003	145,092
PennyMac Mortgage Investment Trust	21,667	386,106
Ready Capital Corp.	14,120	201,069
Redwood Trust, Inc.	25,275	311,641
Starwood Property Trust, Inc.	67,178	1,662,656
TPG RE Finance Trust, Inc.	12,751	160,918
Two Harbors Investment Corp.	77,260	444,245
Western Asset Mortgage Capital Corp.	11,997	26,153
		15,272,125
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	11,708	602,962
Blue Foundry Bancorp	6,070	89,108
Capitol Federal Financial, Inc.	28,186	313,710
Columbia Financial, Inc. (a)	8,647	183,057
Essent Group Ltd.	24,461	1,116,400
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,978	240,920
Flagstar Bancorp, Inc.	11,546	522,457
Kearny Financial Corp.	16,341	211,453
Merchants Bancorp	5,620	163,823
MGIC Investment Corp.	71,681	1,088,118
Mr. Cooper Group, Inc. (a)	16,496	662,314
New York Community Bancorp, Inc.	102,557	1,195,815
NMI Holdings, Inc. (a)	18,724	463,232
Northfield Bancorp, Inc.	9,636	151,863
Northwest Bancshares, Inc.	27,793	392,159
Ocwen Financial Corp. (a)	1,742	63,897
PennyMac Financial Services, Inc.	6,991	438,336
Premier Financial Corp.	8,159	243,546
Provident Financial Services, Inc.	16,909	408,691
Radian Group, Inc.	39,471	883,756
Rocket Companies, Inc. (b)	29,766	376,242
TFS Financial Corp.	10,345	179,796
Trustco Bank Corp., New York	4,443	150,618
Walker & Dunlop, Inc.	6,508	861,724
Washington Federal, Inc.	14,147	495,428
Waterstone Financial, Inc.	4,928	100,630
WSFS Financial Corp.	14,456	757,205
		12,357,260
TOTAL FINANCIALS		230,254,779
HEALTH CARE - 11.0%
Biotechnology - 4.2%
2seventy bio, Inc. (a)(b)	5,083	94,900
4D Molecular Therapeutics, Inc. (a)(b)	5,355	84,609
Abeona Therapeutics, Inc. (a)(b)	22,241	5,676
ACADIA Pharmaceuticals, Inc. (a)	25,614	576,059
Adagio Therapeutics, Inc.	4,200	30,156
ADMA Biologics, Inc. (a)	38,038	55,155
Adverum Biotechnologies, Inc. (a)(b)	17,165	28,322
Aeglea BioTherapeutics, Inc. (a)(b)	8,123	34,929
Aerovate Therapeutics, Inc. (b)	2,009	23,746
Agenus, Inc. (a)	51,524	142,206
Agios Pharmaceuticals, Inc. (a)(b)	11,829	365,398
Akebia Therapeutics, Inc. (a)	37,900	75,421
Akero Therapeutics, Inc. (a)(b)	4,915	86,111
Akouos, Inc. (a)(b)	5,136	33,230
Alaunos Therapeutics, Inc. (a)(b)	46,987	50,746
Albireo Pharma, Inc. (a)(b)	4,157	118,433
Aldeyra Therapeutics, Inc. (a)	10,961	40,227
Alector, Inc. (a)(b)	12,766	202,469
Aligos Therapeutics, Inc. (a)(b)	3,795	12,106
Alkermes PLC (a)	35,674	909,687
Allakos, Inc. (a)	7,593	51,329
Allogene Therapeutics, Inc. (a)	16,192	185,398
Allovir, Inc. (a)	6,464	52,746
Altimmune, Inc. (a)(b)	7,804	62,978
ALX Oncology Holdings, Inc. (a)(b)	4,645	74,320
Amicus Therapeutics, Inc. (a)	54,545	513,268
AnaptysBio, Inc. (a)(b)	4,200	134,274
Anavex Life Sciences Corp. (a)(b)	16,417	214,734
Anika Therapeutics, Inc. (a)	3,106	98,771
Annexon, Inc. (a)	5,608	42,060
Apellis Pharmaceuticals, Inc. (a)	17,824	717,772
Applied Genetic Technologies Corp. (a)(b)	7,858	15,323
Applied Molecular Transport, Inc. (a)(b)	3,635	34,242
Applied Therapeutics, Inc. (a)	3,848	11,852
Arbutus Biopharma Corp. (a)(b)	20,229	56,843
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,714	123,177
Arcus Biosciences, Inc. (a)(b)	9,970	307,076
Arcutis Biotherapeutics, Inc. (a)	5,976	90,297
Ardelyx, Inc. (a)(b)	19,310	15,954
Arena Pharmaceuticals, Inc. (a)	13,521	1,243,662
Arrowhead Pharmaceuticals, Inc. (a)	23,073	1,217,331
Assembly Biosciences, Inc. (a)(b)	9,778	18,187
Atara Biotherapeutics, Inc. (a)	19,145	294,067
Athenex, Inc. (a)	14,997	15,297
Athersys, Inc. (a)(b)	45,968	45,508
Atreca, Inc. (a)(b)	5,654	11,986
Avalo Therapeutics, Inc. (a)	15,544	15,278
Avid Bioservices, Inc. (a)	13,383	252,537
Avidity Biosciences, Inc. (a)(b)	9,406	156,328
Avita Medical, Inc. (a)	5,197	50,255
AVROBIO, Inc. (a)(b)	8,377	16,251
Beam Therapeutics, Inc. (a)(b)	10,059	696,183
BeyondSpring, Inc. (a)(b)	4,331	13,989
BioAtla, Inc. (a)	3,838	36,691
BioCryst Pharmaceuticals, Inc. (a)(b)	39,160	605,022
Biohaven Pharmaceutical Holding Co. Ltd. (a)	12,802	1,701,002
BioXcel Therapeutics, Inc. (a)(b)	4,083	69,003
Black Diamond Therapeutics, Inc. (a)(b)	5,338	22,259
bluebird bio, Inc. (a)	15,230	120,165
Blueprint Medicines Corp. (a)	13,141	1,013,171
Bolt Biotherapeutics, Inc. (b)	3,002	11,528
BrainStorm Cell Therpeutic, Inc. (a)(b)	6,444	20,105
BridgeBio Pharma, Inc. (a)(b)	23,485	231,797
Burning Rock Biotech Ltd. ADR (a)	10,121	91,089
C4 Therapeutics, Inc. (a)(b)	8,100	197,883
Calithera Biosciences, Inc. (a)	13,001	8,451
Capricor Therapeutics, Inc. (a)(b)	4,773	17,040
CareDx, Inc. (a)	11,542	482,456
Caribou Biosciences, Inc. (b)	4,434	47,577
Catalyst Biosciences, Inc. (a)	6,988	4,053
Catalyst Pharmaceutical Partners, Inc. (a)	21,134	121,732
Cel-Sci Corp. (a)(b)	9,390	56,716
Celldex Therapeutics, Inc. (a)	10,183	315,775
Century Therapeutics, Inc.	2,254	29,370
ChemoCentryx, Inc. (a)	10,671	286,943
Chimerix, Inc. (a)	15,164	86,586
Chinook Therapeutics, Inc. (a)	9,741	125,659
Clene, Inc. (a)(b)	4,227	11,878
Clovis Oncology, Inc. (a)(b)	28,945	59,048
Codiak Biosciences, Inc. (a)	3,574	23,660
Coherus BioSciences, Inc. (a)	13,868	171,408
Concert Pharmaceuticals, Inc. (a)	5,465	16,559
Corbus Pharmaceuticals Holdings, Inc. (a)	31,562	13,887
Cortexyme, Inc. (a)(b)	3,704	22,520
Crinetics Pharmaceuticals, Inc. (a)	8,436	159,356
Cue Biopharma, Inc. (a)(b)	6,426	47,488
Cullinan Oncology, Inc. (b)	5,171	69,705
Cyclerion Therapeutics, Inc. (a)	9,312	12,292
Cytokinetics, Inc. (a)(b)	18,253	605,817
CytomX Therapeutics, Inc. (a)	13,476	61,990
Day One Biopharmaceuticals, Inc. (a)	2,292	33,807
Deciphera Pharmaceuticals, Inc. (a)	9,008	75,937
Denali Therapeutics, Inc. (a)(b)	20,281	694,016
DermTech, Inc. (a)(b)	5,612	71,890
Dynavax Technologies Corp. (a)(b)	24,256	314,600
Dyne Therapeutics, Inc. (a)	5,277	39,155
Eagle Pharmaceuticals, Inc. (a)	2,469	113,426
Editas Medicine, Inc. (a)(b)	15,014	285,867
Eiger Biopharmaceuticals, Inc. (a)(b)	6,643	28,698
Eliem Therapeutics, Inc. (b)	1,463	13,226
Emergent BioSolutions, Inc. (a)	10,413	487,328
Enanta Pharmaceuticals, Inc. (a)	3,917	232,748
Epizyme, Inc. (a)	20,180	24,821
Erasca, Inc.	4,250	50,363
Exelixis, Inc. (a)	69,997	1,266,946
Fate Therapeutics, Inc. (a)	17,722	735,640
FibroGen, Inc. (a)	18,775	283,315
Foghorn Therapeutics, Inc. (a)(b)	4,280	65,826
Forma Therapeutics Holdings, Inc. (a)(b)	6,624	78,428
Fortress Biotech, Inc. (a)	15,379	32,142
Frequency Therapeutics, Inc. (a)	6,485	34,824
G1 Therapeutics, Inc. (a)(b)	7,694	77,556
Generation Bio Co. (a)	9,388	61,022
Geron Corp. (a)(b)	67,664	75,784
Global Blood Therapeutics, Inc. (a)	12,765	368,270
GlycoMimetics, Inc. (a)	8,454	10,060
Gossamer Bio, Inc. (a)	11,047	105,941
Graphite Bio, Inc. (b)	3,184	29,739
Gt Biopharma, Inc. (a)(b)	5,597	17,519
Halozyme Therapeutics, Inc. (a)	31,439	1,088,104
Harpoon Therapeutics, Inc. (a)(b)	4,753	25,143
Heat Biologics, Inc. (a)(b)	5,498	16,054
Heron Therapeutics, Inc. (a)(b)	22,331	194,503
Homology Medicines, Inc. (a)(b)	8,060	29,983
iBio, Inc. (a)(b)	47,455	22,712
Icosavax, Inc. (a)(b)	2,758	42,087
Ideaya Biosciences, Inc. (a)(b)	7,145	118,393
IGM Biosciences, Inc. (a)(b)	1,759	31,134
Imago BioSciences, Inc.	1,902	38,458
Immatics NV (a)(b)	7,102	71,659
Immuneering Corp.	1,783	17,830
ImmunityBio, Inc. (a)(b)	14,829	86,305
ImmunoGen, Inc. (a)	40,266	227,503
Immunovant, Inc. (a)(b)	8,707	60,862
Inhibrx, Inc. (a)(b)	4,444	118,033
Inovio Pharmaceuticals, Inc. (a)(b)	45,818	189,687
Inozyme Pharma, Inc. (a)(b)	2,119	14,155
Insmed, Inc. (a)	26,538	601,882
Intellia Therapeutics, Inc. (a)	15,294	1,446,354
Intercept Pharmaceuticals, Inc. (a)(b)	5,426	88,932
Invitae Corp. (a)(b)	45,401	510,307
Ionis Pharmaceuticals, Inc. (a)	31,269	994,354
Iovance Biotherapeutics, Inc. (a)	29,819	496,486
Ironwood Pharmaceuticals, Inc. Class A (a)	35,257	393,116
iTeos Therapeutics, Inc. (a)	4,392	160,835
Iveric Bio, Inc. (a)	23,107	322,112
Janux Therapeutics, Inc.	2,620	39,903
Jounce Therapeutics, Inc. (a)	7,031	52,592
Kalvista Pharmaceuticals, Inc. (a)	4,493	56,702
Karuna Therapeutics, Inc. (a)(b)	4,986	553,745
Karyopharm Therapeutics, Inc. (a)(b)	14,915	132,744
Keros Therapeutics, Inc. (a)(b)	2,845	131,923
Kiniksa Pharmaceuticals Ltd. (a)(b)	6,143	68,986
Kinnate Biopharma, Inc. (a)(b)	3,588	39,396
Kodiak Sciences, Inc. (a)	7,298	428,393
Kronos Bio, Inc. (a)(b)	8,975	81,673
Krystal Biotech, Inc. (a)(b)	4,432	261,488
Kura Oncology, Inc. (a)	14,479	204,009
Kymera Therapeutics, Inc. (a)	7,756	325,752
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,648	454,650
Lineage Cell Therapeutics, Inc. (a)(b)	27,150	42,897
Macrogenics, Inc. (a)	12,009	148,311
Madrigal Pharmaceuticals, Inc. (a)(b)	2,660	153,163
Magenta Therapeutics, Inc. (a)(b)	7,984	26,108
MannKind Corp. (a)(b)	54,074	201,696
Matinas BioPharma Holdings, Inc. (a)	42,474	31,856
MediciNova, Inc. (a)(b)	10,069	24,367
MEI Pharma, Inc. (a)(b)	22,170	42,788
Mersana Therapeutics, Inc. (a)	14,556	69,432
Mirati Therapeutics, Inc. (a)	10,954	1,306,812
Mirum Pharmaceuticals, Inc. (a)(b)	3,299	62,846
Molecular Templates, Inc. (a)(b)	9,134	28,133
Monte Rosa Therapeutics, Inc.	2,639	33,410
Morphic Holding, Inc. (a)(b)	5,722	242,784
Mustang Bio, Inc. (a)	16,783	19,804
Myriad Genetics, Inc. (a)	17,303	454,896
Natera, Inc. (a)	19,522	1,379,229
Neoleukin Therapeutics, Inc. (a)	7,161	25,565
Neubase Therapeutics, Inc. (a)	7,533	11,450
Neurocrine Biosciences, Inc. (a)	20,913	1,652,545
NextCure, Inc. (a)(b)	3,778	21,043
Nkarta, Inc. (a)	3,007	29,799
Nurix Therapeutics, Inc. (a)(b)	8,758	163,074
Nuvalent, Inc. Class A (a)(b)	2,074	27,978
Olema Pharmaceuticals, Inc. (a)(b)	6,392	41,101
Omega Therapeutics, Inc. (a)(b)	1,675	19,028
Oncorus, Inc. (a)(b)	3,926	13,623
Opko Health, Inc. (a)(b)	88,999	278,567
ORIC Pharmaceuticals, Inc. (a)(b)	6,825	67,499
Ovid Therapeutics, Inc. (a)(b)	11,025	30,429
Oyster Point Pharma, Inc. (a)(b)	2,743	32,889
Palatin Technologies, Inc. (a)(b)	45,400	20,271
Passage Bio, Inc. (a)(b)	7,650	38,480
PDL BioPharma, Inc. (a)(c)	15,583	38,490
PMV Pharmaceuticals, Inc. (a)(b)	5,979	96,023
Poseida Therapeutics, Inc. (a)(b)	6,114	29,042
Praxis Precision Medicines, Inc. (a)(b)	7,809	116,042
Precigen, Inc. (a)(b)	20,256	52,260
Precision BioSciences, Inc. (a)	10,996	52,451
Prelude Therapeutics, Inc. (a)(b)	2,905	28,847
Protagonist Therapeutics, Inc. (a)	9,741	285,314
Prothena Corp. PLC (a)(b)	7,806	266,028
PTC Therapeutics, Inc. (a)	15,362	617,860
Puma Biotechnology, Inc. (a)(b)	7,667	18,861
Radius Health, Inc. (a)(b)	10,340	78,377
RAPT Therapeutics, Inc. (a)	4,281	92,555
Recro Pharma, Inc. (a)	9,778	15,058
REGENXBIO, Inc. (a)	8,172	215,741
Relay Therapeutics, Inc. (a)(b)	16,691	369,372
Repligen Corp. (a)	11,336	2,248,382
Replimune Group, Inc. (a)	6,436	127,626
Revolution Medicines, Inc. (a)(b)	13,463	289,724
Rhythm Pharmaceuticals, Inc. (a)(b)	8,512	63,074
Rigel Pharmaceuticals, Inc. (a)	36,636	93,788
Rocket Pharmaceuticals, Inc. (a)(b)	9,799	163,055
Rubius Therapeutics, Inc. (a)(b)	8,848	59,724
Sage Therapeutics, Inc. (a)	11,245	443,278
Sangamo Therapeutics, Inc. (a)	26,476	159,650
Sarepta Therapeutics, Inc. (a)	19,176	1,372,426
Scholar Rock Holding Corp. (a)(b)	5,871	104,563
Selecta Biosciences, Inc. (a)(b)	20,285	50,713
Seres Therapeutics, Inc. (a)	13,882	115,776
Sesen Bio, Inc. (a)	42,326	31,359
Shattuck Labs, Inc. (a)	6,051	41,812
Silverback Therapeutics, Inc. (a)	4,570	22,256
Sorrento Therapeutics, Inc. (a)(b)	66,903	230,815
Spectrum Pharmaceuticals, Inc. (a)	35,563	24,940
Spero Therapeutics, Inc. (a)(b)	6,057	71,897
Springworks Therapeutics, Inc. (a)(b)	5,703	317,543
Spruce Biosciences, Inc. (a)(b)	2,121	5,387
SQZ Biotechnologies Co. (a)(b)	3,822	30,652
Stoke Therapeutics, Inc. (a)	4,708	89,217
Sutro Biopharma, Inc. (a)(b)	9,456	100,990
Syndax Pharmaceuticals, Inc. (a)	9,225	150,737
Syros Pharmaceuticals, Inc. (a)(b)	11,612	22,992
T2 Biosystems, Inc. (a)(b)	37,665	15,819
Talaris Therapeutics, Inc. (a)(b)	2,078	19,596
Taysha Gene Therapies, Inc. (a)(b)	5,034	40,020
TCR2 Therapeutics, Inc. (a)	7,097	23,704
Tenaya Therapeutics, Inc. (a)(b)	2,834	33,781
TG Therapeutics, Inc. (a)	28,977	335,264
Travere Therapeutics, Inc. (a)	11,170	307,175
Trevena, Inc. (a)(b)	35,851	19,485
Turning Point Therapeutics, Inc. (a)	10,764	400,744
Twist Bioscience Corp. (a)(b)	10,772	640,072
Ultragenyx Pharmaceutical, Inc. (a)	15,135	1,058,391
uniQure B.V. (a)	7,864	141,945
United Therapeutics Corp. (a)	9,918	2,002,147
UNITY Biotechnology, Inc. (a)	10,350	12,524
Vanda Pharmaceuticals, Inc. (a)	12,104	183,497
Vaxart, Inc. (a)(b)	27,523	136,239
Vaxcyte, Inc. (a)(b)	6,926	131,871
VBI Vaccines, Inc. (a)(b)	52,854	89,852
Veracyte, Inc. (a)	15,537	472,480
Verastem, Inc. (a)	39,128	59,866
Vericel Corp. (a)(b)	10,195	362,738
Verve Therapeutics, Inc.	3,150	90,783
Viking Therapeutics, Inc. (a)(b)	15,430	57,245
Vir Biotechnology, Inc. (a)	15,980	548,593
Vor Biopharma, Inc. (a)	2,170	17,903
Voyager Therapeutics, Inc. (a)(b)	5,824	16,657
Xbiotech, Inc.	3,456	37,221
Xencor, Inc. (a)	12,744	438,011
Y-mAbs Therapeutics, Inc. (a)(b)	7,605	75,213
Zentalis Pharmaceuticals, Inc. (a)	8,066	460,407
		56,520,186
Health Care Equipment & Supplies - 2.2%
Accelerate Diagnostics, Inc. (a)(b)	7,570	25,208
Accuray, Inc. (a)	20,020	73,073
Acutus Medical, Inc. (a)	4,285	9,727
Alphatec Holdings, Inc. (a)(b)	14,788	152,908
Angiodynamics, Inc. (a)	8,360	180,827
Artivion, Inc. (a)(b)	8,424	149,947
Aspira Women's Health, Inc. (a)(b)	14,485	17,527
Atricure, Inc. (a)	10,010	657,056
Atrion Corp.	299	181,018
Avanos Medical, Inc. (a)	10,436	315,793
AxoGen, Inc. (a)	9,160	79,784
Axonics Modulation Technologies, Inc. (a)	10,115	479,754
BioLife Solutions, Inc. (a)	6,460	192,766
BioSig Technologies, Inc. (a)(b)	7,365	13,110
Bioventus, Inc. (b)	4,395	57,267
Cardiovascular Systems, Inc. (a)	8,793	154,493
Cerus Corp. (a)	37,562	201,332
Co.-Diagnostics, Inc. (a)(b)	6,083	43,189
CONMED Corp. (b)	6,448	887,116
CryoPort, Inc. (a)(b)	10,150	423,966
Cutera, Inc. (a)	3,578	130,275
CVRx, Inc. (b)	1,677	13,919
CytoSorbents Corp. (a)(b)	8,928	33,212
Dentsply Sirona, Inc.	47,903	2,558,978
Eargo, Inc. (a)(b)	5,163	24,834
Envista Holdings Corp. (a)	35,487	1,534,458
Figs, Inc. Class A (a)	7,970	179,166
Glaukos Corp. (a)	10,194	542,729
Globus Medical, Inc. (a)	17,525	1,169,443
Haemonetics Corp. (a)	11,133	538,281
Heska Corp. (a)	2,339	321,800
ICU Medical, Inc. (a)	4,393	937,290
Inari Medical, Inc. (a)	7,171	527,499
Inogen, Inc. (a)(b)	4,425	131,555
Integer Holdings Corp. (a)	7,177	562,749
Integra LifeSciences Holdings Corp. (a)	16,031	1,037,847
Intersect ENT, Inc. (a)	6,993	191,608
Invacare Corp. (a)	7,451	16,765
iRhythm Technologies, Inc. (a)	6,477	808,524
Lantheus Holdings, Inc. (a)	14,635	371,875
LeMaitre Vascular, Inc. (b)	4,190	177,279
LivaNova PLC (a)	11,703	879,012
Meridian Bioscience, Inc. (a)	9,505	198,179
Merit Medical Systems, Inc. (a)	11,043	612,334
Mesa Laboratories, Inc. (b)	1,125	319,871
Natus Medical, Inc. (a)	7,220	166,349
Neogen Corp. (a)	23,501	857,081
Nevro Corp. (a)	7,600	499,320
NuVasive, Inc. (a)(b)	11,481	597,127
OraSure Technologies, Inc. (a)	15,743	139,326
Ortho Clinical Diagnostics Holdings PLC	24,666	428,202
Orthofix International NV (a)	4,189	127,346
OrthoPediatrics Corp. (a)(b)	3,059	144,660
Outset Medical, Inc. (a)(b)	8,992	334,412
Penumbra, Inc. (a)	7,783	1,759,036
Pulmonx Corp. (a)(b)	7,664	186,618
Pulse Biosciences, Inc. (a)(b)	2,868	34,875
Quidel Corp. (a)	8,375	865,640
Quotient Ltd. (a)	20,945	33,931
Repro Medical Systems, Inc. (a)(b)	8,596	25,874
Retractable Technologies, Inc. (a)(b)	4,404	24,046
Seaspine Holdings Corp. (a)(b)	7,102	85,082
Shockwave Medical, Inc. (a)	7,798	1,130,476
SI-BONE, Inc. (a)(b)	5,984	117,885
Sientra, Inc. (a)(b)	13,283	37,325
Sight Sciences, Inc.	2,263	33,108
Silk Road Medical, Inc. (a)	7,617	249,914
SmileDirectClub, Inc. (a)(b)	22,917	58,668
Staar Surgical Co. (a)	10,631	773,086
Surgalign Holdings, Inc. (a)(b)	28,491	19,659
SurModics, Inc. (a)	3,056	139,598
Tactile Systems Technology, Inc. (a)	4,404	69,451
Talis Biomedical Corp.	3,835	11,313
Tandem Diabetes Care, Inc. (a)	13,960	1,648,816
TransMedics Group, Inc. (a)(b)	6,079	96,474
Vapotherm, Inc. (a)(b)	5,087	82,257
Varex Imaging Corp. (a)(b)	8,584	224,042
ViewRay, Inc. (a)	30,760	133,806
Zynex, Inc.	4,700	37,224
		29,287,370
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)(b)	37,074	413,746
Acadia Healthcare Co., Inc. (a)	19,826	1,043,839
Accolade, Inc. (a)	12,754	243,601
AdaptHealth Corp. (a)	21,068	398,185
Addus HomeCare Corp. (a)	3,488	278,447
Amedisys, Inc. (a)	7,252	979,745
AMN Healthcare Services, Inc. (a)	10,404	1,054,341
Apollo Medical Holdings, Inc. (a)(b)	8,257	425,070
Apria, Inc.	1,599	59,819
Brookdale Senior Living, Inc. (a)	40,248	212,912
Castle Biosciences, Inc. (a)(b)	5,159	223,127
Chemed Corp.	3,383	1,586,323
Community Health Systems, Inc. (a)	26,986	342,452
Corvel Corp. (a)	2,045	360,165
Covetrus, Inc. (a)	22,555	407,569
Cross Country Healthcare, Inc. (a)	7,763	166,982
DaVita HealthCare Partners, Inc. (a)	14,300	1,549,691
Encompass Health Corp.	21,933	1,360,723
Fulgent Genetics, Inc. (a)(b)	4,249	271,384
Hanger, Inc. (a)	8,005	145,131
HealthEquity, Inc. (a)	18,372	981,800
Henry Schein, Inc. (a)	30,388	2,288,216
InfuSystems Holdings, Inc. (a)	3,988	60,219
LHC Group, Inc. (a)	7,065	876,767
MEDNAX, Inc. (a)	18,694	457,068
Modivcare, Inc. (a)	2,701	313,127
Molina Healthcare, Inc. (a)	12,798	3,717,563
National Healthcare Corp.	2,861	187,109
National Research Corp. Class A	3,002	124,883
Ontrak, Inc. (a)	2,326	8,048
Option Care Health, Inc. (a)	30,640	716,057
Owens & Minor, Inc.	16,625	699,746
Patterson Companies, Inc.	18,788	539,028
Pennant Group, Inc. (a)	5,981	99,404
PetIQ, Inc. Class A (a)(b)	5,845	119,472
Premier, Inc.	26,788	1,023,837
Progyny, Inc. (a)	15,280	618,840
R1 RCM, Inc. (a)	29,078	691,475
RadNet, Inc. (a)	9,539	245,629
Select Medical Holdings Corp.	23,115	536,961
Surgery Partners, Inc. (a)	7,682	327,791
Tenet Healthcare Corp. (a)	23,528	1,743,895
The Ensign Group, Inc.	11,613	875,969
The Joint Corp. (a)	3,144	169,902
Tivity Health, Inc. (a)	9,584	243,817
Triple-S Management Corp. (a)	5,087	183,081
U.S. Physical Therapy, Inc.	2,837	274,536
Universal Health Services, Inc. Class B	16,030	2,084,862
		31,732,354
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	26,668	539,227
American Well Corp. (a)(b)	43,140	204,052
Certara, Inc. (a)(b)	23,112	617,784
Change Healthcare, Inc. (a)	55,890	1,099,915
Computer Programs & Systems, Inc. (a)(b)	3,083	87,311
Doximity, Inc.	10,625	484,181
Evolent Health, Inc. (a)	17,674	419,051
GoodRx Holdings, Inc. (a)(b)	14,022	336,668
Health Catalyst, Inc. (a)(b)	11,499	343,245
HealthStream, Inc. (a)	5,418	131,928
iCAD, Inc. (a)	5,015	28,034
Inspire Medical Systems, Inc. (a)	6,033	1,335,043
Nextgen Healthcare, Inc. (a)	12,311	237,725
Omnicell, Inc. (a)	9,737	1,461,913
OptimizeRx Corp. (a)	3,947	177,339
Phreesia, Inc. (a)	11,160	348,080
Schrodinger, Inc. (a)	10,386	294,443
Simulations Plus, Inc.	3,425	145,631
Tabula Rasa HealthCare, Inc. (a)(b)	5,143	55,493
Vocera Communications, Inc. (a)	7,573	598,343
		8,945,406
Life Sciences Tools & Services - 0.6%
Adaptive Biotechnologies Corp. (a)	23,758	414,340
Alpha Teknova, Inc.	1,364	21,524
Bruker Corp.	22,538	1,501,031
ChromaDex, Inc. (a)(b)	12,570	35,322
Codexis, Inc. (a)	12,867	263,774
Fluidigm Corp. (a)(b)	15,312	50,070
Frontage Holdings Corp. (a)(d)	160,000	77,271
Maravai LifeSciences Holdings, Inc. (a)	23,825	689,019
Medpace Holdings, Inc. (a)	6,357	1,128,113
Nanostring Technologies, Inc. (a)	9,893	343,485
NeoGenomics, Inc. (a)	26,917	606,709
Pacific Biosciences of California, Inc. (a)(b)	48,207	538,954
Personalis, Inc. (a)(b)	8,002	91,143
Quanterix Corp. (a)	7,410	225,560
Seer, Inc. (a)(b)	7,785	122,458
Sotera Health Co. (a)	21,482	462,078
Syneos Health, Inc. (a)	22,792	2,064,044
		8,634,895
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	22,928	11,019
Aerie Pharmaceuticals, Inc. (a)(b)	10,474	77,089
Agile Therapeutics, Inc. (a)(b)	20,508	7,157
Amneal Pharmaceuticals, Inc. (a)(b)	21,714	96,193
Amphastar Pharmaceuticals, Inc. (a)	7,998	184,674
Ampio Pharmaceuticals, Inc. (a)(b)	39,865	20,634
ANI Pharmaceuticals, Inc. (a)	2,347	94,866
Antares Pharma, Inc. (a)	37,352	125,876
Aquestive Therapeutics, Inc. (a)(b)	6,404	17,419
Arvinas Holding Co. LLC (a)	9,432	674,294
Athira Pharma, Inc. (a)(b)	7,319	75,386
Axsome Therapeutics, Inc. (a)(b)	6,506	178,525
Aytu BioScience, Inc. (a)(b)	6,021	7,888
Biodelivery Sciences International, Inc. (a)	21,908	80,183
Cara Therapeutics, Inc. (a)	9,314	107,856
Collegium Pharmaceutical, Inc. (a)(b)	7,662	136,767
Corcept Therapeutics, Inc. (a)(b)	20,753	389,534
CorMedix, Inc. (a)(b)	8,450	35,744
CymaBay Therapeutics, Inc. (a)	14,470	43,121
Durect Corp. (a)(b)	50,143	37,953
Endo International PLC (a)	51,206	163,347
Esperion Therapeutics, Inc. (a)	13,593	58,314
Evofem Biosciences, Inc. (a)(b)	32,977	14,902
Evolus, Inc. (a)(b)	7,510	55,724
Fulcrum Therapeutics, Inc. (a)(b)	6,369	77,447
Innoviva, Inc. (a)	13,647	218,761
Intra-Cellular Therapies, Inc. (a)	16,350	776,462
Jazz Pharmaceuticals PLC (a)	13,493	1,874,313
Kala Pharmaceuticals, Inc. (a)(b)	9,815	8,683
Lannett Co., Inc. (a)(b)	7,835	11,988
Liquidia Technologies, Inc. (a)	9,105	51,534
Marinus Pharmaceuticals, Inc. (a)(b)	7,055	71,961
Nektar Therapeutics (a)	40,299	448,125
NGM Biopharmaceuticals, Inc. (a)(b)	8,221	129,974
Ocular Therapeutix, Inc. (a)(b)	16,764	94,884
Omeros Corp. (a)(b)	13,619	81,714
OptiNose, Inc. (a)(b)	7,491	17,229
Pacira Biosciences, Inc. (a)	9,717	609,936
Paratek Pharmaceuticals, Inc. (a)(b)	9,012	36,499
Perrigo Co. PLC	29,382	1,118,573
Phathom Pharmaceuticals, Inc. (a)(b)	3,340	56,112
Phibro Animal Health Corp. Class A (b)	4,364	84,225
Pliant Therapeutics, Inc. (a)	5,034	59,049
Prestige Brands Holdings, Inc. (a)	11,101	626,651
Provention Bio, Inc. (a)(b)	11,269	60,402
Rani Therapeutics Holdings, Inc. (b)	1,497	31,033
Reata Pharmaceuticals, Inc. (a)(b)	5,965	167,736
Relmada Therapeutics, Inc. (a)(b)	5,414	99,563
Revance Therapeutics, Inc. (a)	14,496	193,232
Royalty Pharma PLC	78,145	3,126,581
SIGA Technologies, Inc. (a)	8,523	55,485
Supernus Pharmaceuticals, Inc. (a)(b)	11,617	358,384
Tarsus Pharmaceuticals, Inc. (a)(b)	1,317	26,432
TherapeuticsMD, Inc. (a)	89,916	27,290
Theravance Biopharma, Inc. (a)	11,351	103,408
Tricida, Inc. (a)(b)	6,544	66,422
Vyne Therapeutics, Inc. (a)(b)	9,434	5,861
WAVE Life Sciences (a)	10,471	22,931
Xeris Biopharma Holdings, Inc. (a)(b)	24,160	50,978
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	2,245
Zogenix, Inc. (a)	10,964	285,174
Zynerba Pharmaceuticals, Inc. (a)(b)	10,454	27,285
		13,859,027
TOTAL HEALTH CARE		148,979,238
INDUSTRIALS - 15.9%
Aerospace & Defense - 1.4%
AAR Corp. (a)	7,262	292,441
Aerojet Rocketdyne Holdings, Inc.	16,541	638,317
AeroVironment, Inc. (a)	5,059	287,958
Astronics Corp. (a)	5,182	62,339
Axon Enterprise, Inc. (a)	14,428	2,018,910
BWX Technologies, Inc.	20,379	907,069
Byrna Technologies, Inc. (a)(b)	3,564	38,883
Curtiss-Wright Corp.	8,580	1,139,338
Ducommun, Inc. (a)	2,363	103,381
Hexcel Corp.	18,596	970,153
Howmet Aerospace, Inc.	84,335	2,621,975
Huntington Ingalls Industries, Inc.	8,757	1,639,310
Kaman Corp.	6,036	241,259
Kratos Defense & Security Solutions, Inc. (a)	27,223	456,257
Maxar Technologies, Inc. (b)	15,846	412,154
Mercury Systems, Inc. (a)	12,364	703,759
Moog, Inc. Class A	6,370	485,649
National Presto Industries, Inc.	1,203	98,947
PAE, Inc. (a)	13,350	133,634
Park Aerospace Corp. (b)	4,034	54,580
Parsons Corp. (a)	5,819	177,189
Spirit AeroSystems Holdings, Inc. Class A	23,213	1,017,426
Textron, Inc.	48,403	3,294,308
Triumph Group, Inc. (a)	14,035	255,718
Vectrus, Inc. (a)	2,514	115,669
Virgin Galactic Holdings, Inc. (a)(b)	38,929	358,147
		18,524,770
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	12,589	338,015
Atlas Air Worldwide Holdings, Inc. (a)	5,892	473,304
C.H. Robinson Worldwide, Inc.	28,491	2,981,583
Forward Air Corp.	5,991	636,843
GXO Logistics, Inc. (a)	21,625	1,756,166
Hub Group, Inc. Class A (a)	7,543	571,156
		6,757,067
Airlines - 0.5%
Alaska Air Group, Inc. (a)	27,617	1,511,755
Allegiant Travel Co. (a)	3,306	590,650
American Airlines Group, Inc. (a)(b)	142,443	2,346,036
Hawaiian Holdings, Inc. (a)	11,139	190,477
JetBlue Airways Corp. (a)	69,125	1,011,299
Mesa Air Group, Inc. (a)	7,001	35,005
SkyWest, Inc. (a)	10,957	418,010
Spirit Airlines, Inc. (a)	23,635	507,443
		6,610,675
Building Products - 2.0%
A.O. Smith Corp.	29,242	2,234,674
AAON, Inc.	9,094	584,290
Advanced Drain Systems, Inc.	12,393	1,401,524
Allegion PLC	19,646	2,411,154
Alpha PRO Tech Ltd. (a)(b)	2,626	12,237
American Woodmark Corp. (a)	3,604	215,988
Apogee Enterprises, Inc.	5,507	245,888
Armstrong World Industries, Inc.	10,379	1,027,729
Builders FirstSource, Inc. (a)	41,998	2,855,444
Carlisle Companies, Inc.	11,423	2,552,355
Cornerstone Building Brands, Inc. (a)	11,686	172,369
CSW Industrials, Inc.	3,432	380,952
Gibraltar Industries, Inc. (a)	7,151	391,875
Griffon Corp.	10,287	230,326
Insteel Industries, Inc.	4,211	159,302
Jeld-Wen Holding, Inc. (a)	19,924	470,206
Lennox International, Inc.	7,371	2,090,563
Masonite International Corp. (a)	5,193	515,353
Owens Corning	22,064	1,957,077
PGT Innovations, Inc. (a)	12,996	246,794
Quanex Building Products Corp.	7,197	156,823
Resideo Technologies, Inc. (a)	32,034	793,803
Simpson Manufacturing Co. Ltd.	9,573	1,079,739
The AZEK Co., Inc. (a)	24,804	819,276
Trex Co., Inc. (a)	25,281	2,312,453
UFP Industries, Inc.	13,635	1,088,891
Zurn Water Solutions Corp.	26,673	814,593
		27,221,678
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	14,645	610,550
ACCO Brands Corp.	20,711	168,588
ADT, Inc.	31,930	242,349
Brady Corp. Class A	10,600	550,352
BrightView Holdings, Inc. (a)	11,054	146,687
Casella Waste Systems, Inc. Class A (a)	11,046	839,275
Cimpress PLC (a)	4,215	283,332
Clean Harbors, Inc. (a)	11,048	1,022,492
CoreCivic, Inc. (a)	26,052	263,386
Deluxe Corp.	9,221	277,552
Driven Brands Holdings, Inc.	12,015	339,424
Ennis, Inc.	5,589	105,800
Harsco Corp. (a)	17,271	271,155
Healthcare Services Group, Inc.	16,310	296,679
HNI Corp.	9,466	397,004
IAA, Inc. (a)	29,705	1,364,351
Interface, Inc.	12,803	169,768
KAR Auction Services, Inc. (a)	26,256	373,360
Kimball International, Inc. Class B	9,553	93,810
Matthews International Corp. Class A	6,828	239,799
Millerknoll, Inc.	16,526	638,234
Montrose Environmental Group, Inc. (a)	5,785	264,779
MSA Safety, Inc.	8,083	1,110,604
Pitney Bowes, Inc.	36,116	222,475
R.R. Donnelley & Sons Co. (a)	15,930	175,549
Rollins, Inc.	49,672	1,532,381
SP Plus Corp. (a)	4,982	140,393
Steelcase, Inc. Class A	19,174	236,607
Stericycle, Inc. (a)	20,150	1,183,611
Team, Inc. (a)	6,321	4,506
Tetra Tech, Inc.	11,932	1,660,815
The Brink's Co.	10,808	754,182
U.S. Ecology, Inc. (a)	6,815	194,773
UniFirst Corp.	3,324	631,859
Viad Corp. (a)	4,346	163,714
		16,970,195
Construction & Engineering - 1.2%
AECOM	31,526	2,179,392
Ameresco, Inc. Class A (a)(b)	6,754	341,820
API Group Corp. (a)	43,633	973,016
Arcosa, Inc.	10,537	491,656
Argan, Inc.	3,349	124,415
Comfort Systems U.S.A., Inc.	7,885	707,915
Construction Partners, Inc. Class A (a)	8,057	211,416
Dycom Industries, Inc. (a)	6,575	554,207
EMCOR Group, Inc.	11,745	1,400,121
Fluor Corp. (a)(b)	30,818	648,411
Granite Construction, Inc.	9,946	357,857
Great Lakes Dredge & Dock Corp. (a)	14,468	198,067
IES Holdings, Inc. (a)	1,958	96,529
INNOVATE Corp. (a)(b)	8,943	35,146
MasTec, Inc. (a)	12,659	1,090,320
Matrix Service Co. (a)	5,553	40,315
MYR Group, Inc. (a)	3,720	349,792
NV5 Global, Inc. (a)	2,575	269,319
Primoris Services Corp.	11,733	301,773
Quanta Services, Inc.	31,243	3,209,281
Sterling Construction Co., Inc. (a)(b)	6,275	159,448
Tutor Perini Corp. (a)	9,068	107,909
Valmont Industries, Inc.	4,690	1,018,809
Willscot Mobile Mini Holdings (a)	48,938	1,812,664
		16,679,598
Electrical Equipment - 1.3%
Acuity Brands, Inc.	7,663	1,467,694
American Superconductor Corp. (a)(b)	5,835	47,847
Array Technologies, Inc. (a)	26,105	275,147
Atkore, Inc. (a)	10,196	1,098,925
AZZ, Inc.	5,429	258,312
Blink Charging Co. (a)(b)	7,992	167,113
Bloom Energy Corp. Class A (a)(b)	32,247	486,285
Encore Wire Corp.	4,433	499,555
Energous Corp. (a)(b)	16,649	19,646
EnerSys	9,143	685,085
FuelCell Energy, Inc. (a)(b)	79,959	339,026
GrafTech International Ltd.	43,531	456,205
Hubbell, Inc. Class B	11,925	2,233,433
nVent Electric PLC	37,085	1,282,770
Orion Energy Systems, Inc. (a)	6,681	21,513
Powell Industries, Inc.	1,978	59,063
Regal Rexnord Corp.	14,843	2,352,319
Sensata Technologies, Inc. PLC (a)	34,862	1,999,684
Shoals Technologies Group, Inc. (b)	22,725	383,144
Sunrun, Inc. (a)	45,796	1,187,490
Thermon Group Holdings, Inc. (a)	7,185	123,223
TPI Composites, Inc. (a)	8,133	98,165
Vertiv Holdings Co.	66,761	1,392,634
Vicor Corp. (a)	4,713	444,577
		17,378,855
Machinery - 3.7%
AGCO Corp.	13,495	1,581,614
Alamo Group, Inc.	2,238	315,222
Albany International Corp. Class A	7,051	590,239
Allison Transmission Holdings, Inc.	22,913	870,465
Altra Industrial Motion Corp.	14,152	683,259
Astec Industries, Inc.	4,984	315,437
Barnes Group, Inc.	10,089	455,720
Blue Bird Corp. (a)	3,362	52,145
Chart Industries, Inc. (a)	7,934	966,917
CIRCOR International, Inc. (a)	4,267	118,495
Colfax Corp. (a)(b)	29,674	1,220,195
Columbus McKinnon Corp. (NY Shares)	6,153	266,302
Crane Co.	10,941	1,132,503
Donaldson Co., Inc.	27,147	1,511,002
Douglas Dynamics, Inc.	4,825	176,257
Energy Recovery, Inc. (a)	8,459	165,627
Enerpac Tool Group Corp. Class A	13,249	236,495
EnPro Industries, Inc.	4,463	468,704
ESCO Technologies, Inc.	5,665	451,954
Evoqua Water Technologies Corp. (a)	26,519	1,074,020
Federal Signal Corp.	13,367	521,580
Flowserve Corp.	28,545	931,138
Franklin Electric Co., Inc.	8,517	739,276
Gorman-Rupp Co.	4,923	197,462
Graco, Inc.	37,302	2,706,633
Helios Technologies, Inc.	7,216	552,962
Hillenbrand, Inc.	15,930	740,426
Hydrofarm Holdings Group, Inc. (a)(b)	7,879	154,507
Hyster-Yale Materials Handling Class A	2,076	93,192
ITT, Inc.	18,803	1,728,372
John Bean Technologies Corp.	7,021	947,835
Kadant, Inc.	2,534	529,555
Kennametal, Inc.	18,187	628,725
Lincoln Electric Holdings, Inc.	12,874	1,645,812
Lindsay Corp.	2,372	299,465
Manitowoc Co., Inc. (a)	7,670	139,978
Meritor, Inc. (a)	15,281	352,227
Middleby Corp. (a)	12,184	2,256,477
Miller Industries, Inc.	2,488	78,297
Mueller Industries, Inc.	12,684	655,255
Mueller Water Products, Inc. Class A	34,477	443,029
Nikola Corp. (a)(b)	44,862	360,242
NN, Inc. (a)(b)	8,653	32,968
Nordson Corp.	11,835	2,752,111
Omega Flex, Inc. (b)	656	93,126
Oshkosh Corp.	15,002	1,707,378
Pentair PLC	36,308	2,312,820
Proto Labs, Inc. (a)	6,041	303,137
RBC Bearings, Inc. (a)	6,361	1,147,970
REV Group, Inc. (b)	7,344	98,630
Snap-On, Inc.	11,774	2,451,936
SPX Corp. (a)	9,939	518,617
SPX Flow, Inc.	9,155	789,161
Standex International Corp.	2,638	262,085
Tennant Co.	4,006	309,143
Terex Corp. (b)	15,210	634,561
The Greenbrier Companies, Inc.	7,099	286,516
The Shyft Group, Inc.	7,017	294,293
Timken Co.	15,271	1,020,103
Toro Co.	23,326	2,252,825
Trinity Industries, Inc.	17,593	505,447
Wabash National Corp.	10,590	207,776
Watts Water Technologies, Inc. Class A	6,055	927,687
Welbilt, Inc. (a)	27,667	657,091
Woodward, Inc.	13,839	1,526,027
		50,446,425
Marine - 0.1%
Genco Shipping & Trading Ltd.	7,582	117,976
Kirby Corp. (a)	13,157	857,573
Matson, Inc.	9,219	900,328
		1,875,877
Professional Services - 1.6%
Acacia Research Corp. (a)	10,955	49,298
ASGN, Inc. (a)	11,476	1,318,248
Barrett Business Services, Inc.	1,694	108,416
Booz Allen Hamilton Holding Corp. Class A	29,372	2,253,714
CACI International, Inc. Class A (a)	5,109	1,264,273
CBIZ, Inc. (a)	11,361	438,875
CRA International, Inc.	1,598	135,926
Dun & Bradstreet Holdings, Inc. (a)	32,852	659,011
Exponent, Inc.	11,568	1,098,729
First Advantage Corp.	8,929	151,079
Forrester Research, Inc. (a)	2,410	132,598
Franklin Covey Co. (a)	2,740	128,259
FTI Consulting, Inc. (a)	7,499	1,093,429
Heidrick & Struggles International, Inc.	4,266	186,723
Huron Consulting Group, Inc. (a)	4,778	210,805
ICF International, Inc.	3,696	348,865
Insperity, Inc.	7,889	848,304
KBR, Inc.	30,691	1,331,989
Kelly Services, Inc. Class A (non-vtg.)	7,765	132,626
Kforce, Inc.	4,403	302,354
Korn Ferry	12,100	803,198
Manpower, Inc.	11,877	1,245,541
ManTech International Corp. Class A	6,004	433,729
Nielsen Holdings PLC	79,213	1,493,957
Resources Connection, Inc.	6,767	117,949
Robert Half International, Inc.	24,374	2,760,599
Science Applications International Corp.	12,605	1,033,988
TriNet Group, Inc. (a)	8,787	748,652
TrueBlue, Inc. (a)	7,714	205,192
Upwork, Inc. (a)	26,773	728,226
Willdan Group, Inc. (a)(b)	2,570	80,852
		21,845,404
Road & Rail - 1.2%
AMERCO	2,156	1,312,896
ArcBest Corp.	5,589	494,291
Avis Budget Group, Inc. (a)	8,769	1,544,922
Covenant Transport Group, Inc. Class A	2,386	51,824
Daseke, Inc. (a)	12,892	144,133
Heartland Express, Inc.	10,141	151,709
J.B. Hunt Transport Services, Inc.	18,428	3,548,127
Knight-Swift Transportation Holdings, Inc. Class A	36,422	2,060,757
Landstar System, Inc.	8,378	1,340,480
Marten Transport Ltd.	12,947	216,085
Ryder System, Inc.	11,878	869,351
Saia, Inc. (a)	5,786	1,644,844
Schneider National, Inc. Class B	7,537	192,947
U.S. Xpress Enterprises, Inc. (a)(b)	5,237	23,619
Werner Enterprises, Inc.	13,269	591,665
XPO Logistics, Inc. (a)	21,723	1,437,411
Yellow Corp. (a)	7,371	76,953
		15,702,014
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	23,650	941,507
Applied Industrial Technologies, Inc.	8,438	826,755
Beacon Roofing Supply, Inc. (a)	12,289	674,297
BlueLinx Corp. (a)	2,120	151,877
Boise Cascade Co.	8,572	601,926
Core & Main, Inc. (b)	8,008	192,592
DXP Enterprises, Inc. (a)	3,667	104,693
GATX Corp.	7,753	809,801
Global Industrial Co.	3,492	122,080
GMS, Inc. (a)	9,436	482,934
H&E Equipment Services, Inc.	6,904	287,414
Herc Holdings, Inc.	5,479	879,106
McGrath RentCorp.	5,288	402,998
MRC Global, Inc. (a)	13,242	98,123
MSC Industrial Direct Co., Inc. Class A	10,178	830,932
NOW, Inc. (a)	24,024	213,573
Rush Enterprises, Inc. Class A	9,349	493,814
SiteOne Landscape Supply, Inc. (a)	9,855	1,775,083
Textainer Group Holdings Ltd.	9,607	353,345
Titan Machinery, Inc. (a)	4,445	136,906
Triton International Ltd.	14,647	884,972
Univar, Inc. (a)	37,600	996,400
Veritiv Corp. (a)	3,024	281,474
Watsco, Inc.	7,252	2,049,125
WESCO International, Inc. (a)	9,793	1,193,669
		15,785,396
TOTAL INDUSTRIALS		215,797,954
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.9%
ADTRAN, Inc.	10,519	202,070
Applied Optoelectronics, Inc. (a)(b)	5,217	21,390
CalAmp Corp. (a)	7,566	44,942
Calix, Inc. (a)	12,167	611,757
Casa Systems, Inc. (a)	7,747	34,319
Ciena Corp. (a)	33,934	2,250,164
Clearfield, Inc. (a)	2,531	163,174
CommScope Holding Co., Inc. (a)	44,571	418,522
Comtech Telecommunications Corp.	5,598	113,807
Digi International, Inc. (a)	7,464	166,746
Extreme Networks, Inc. (a)	29,145	369,850
Harmonic, Inc. (a)	22,283	239,765
Infinera Corp. (a)(b)	47,154	397,037
Inseego Corp. (a)(b)	17,223	78,537
Juniper Networks, Inc.	71,076	2,474,866
Lumentum Holdings, Inc. (a)	15,894	1,612,923
NETGEAR, Inc. (a)	6,396	176,977
NetScout Systems, Inc. (a)	16,044	506,188
Ondas Holdings, Inc. (a)(b)	6,777	33,817
Plantronics, Inc. (a)(b)	9,270	247,046
Resonant, Inc. (a)(b)	14,099	20,585
Ribbon Communications, Inc. (a)	26,229	118,031
ViaSat, Inc. (a)(b)	16,150	710,923
Viavi Solutions, Inc. (a)	52,433	863,047
		11,876,483
Electronic Equipment & Components - 1.9%
908 Devices, Inc. (a)	3,114	49,263
Advanced Energy Industries, Inc.	8,382	722,361
Airgain, Inc. (a)	2,149	20,523
Akoustis Technologies, Inc. (a)(b)	11,089	67,088
Arlo Technologies, Inc. (a)	18,404	159,931
Arrow Electronics, Inc. (a)	15,283	1,895,092
Avnet, Inc.	21,702	875,893
Badger Meter, Inc.	6,429	650,422
Belden, Inc.	9,743	545,121
Benchmark Electronics, Inc.	7,617	183,874
Coherent, Inc. (a)	5,313	1,373,304
CTS Corp.	7,031	235,890
ePlus, Inc. (a)	5,919	272,096
Fabrinet (a)	8,127	919,651
FARO Technologies, Inc. (a)	4,022	218,435
II-VI, Inc. (a)(b)	23,446	1,486,476
Insight Enterprises, Inc. (a)	7,605	716,011
Intellicheck, Inc. (a)(b)	3,902	15,920
IPG Photonics Corp. (a)	7,871	1,215,833
Itron, Inc. (a)	9,870	611,940
Jabil, Inc.	31,551	1,940,071
Kimball Electronics, Inc. (a)	5,959	117,929
Knowles Corp. (a)	20,148	427,339
Littelfuse, Inc.	5,439	1,468,367
Luna Innovations, Inc. (a)(b)	7,192	52,430
Methode Electronics, Inc. Class A	8,322	366,418
MicroVision, Inc. (a)(b)	36,423	124,202
Napco Security Technologies, Inc.	6,376	132,557
National Instruments Corp.	29,081	1,198,719
nLIGHT, Inc. (a)(b)	9,602	198,665
Novanta, Inc. (a)	7,866	1,086,295
OSI Systems, Inc. (a)	3,631	301,155
Par Technology Corp. (a)(b)	5,557	208,388
PC Connection, Inc.	2,332	101,092
Plexus Corp. (a)	6,169	478,221
Rogers Corp. (a)	4,088	1,115,820
Sanmina Corp. (a)	14,050	531,371
ScanSource, Inc. (a)	5,781	180,252
TD SYNNEX Corp.	9,077	949,182
TTM Technologies, Inc. (a)	22,057	296,887
Vishay Intertechnology, Inc.	28,932	599,182
Vishay Precision Group, Inc. (a)	3,065	98,172
Vontier Corp.	37,237	1,046,732
Wrap Technologies, Inc. (a)(b)	5,949	15,943
		25,270,513
IT Services - 3.2%
Affirm Holdings, Inc.	32,097	2,056,455
Alliance Data Systems Corp.	10,834	747,979
Amdocs Ltd.	27,635	2,097,220
BigCommerce Holdings, Inc. (a)	12,992	424,708
Brightcove, Inc. (a)	8,970	84,587
Cantaloupe, Inc. (a)(b)	12,749	107,092
Cass Information Systems, Inc.	2,605	105,971
Concentrix Corp.	9,391	1,887,497
Conduent, Inc. (a)	34,773	164,476
CSG Systems International, Inc.	7,105	403,351
DXC Technology Co. (a)	55,388	1,666,071
Euronet Worldwide, Inc. (a)	11,597	1,552,722
EVERTEC, Inc.	13,020	568,193
EVO Payments, Inc. Class A (a)	10,354	249,738
ExlService Holdings, Inc. (a)	7,323	882,568
Fastly, Inc. Class A (a)(b)	23,420	671,217
Genpact Ltd.	37,779	1,879,505
Grid Dynamics Holdings, Inc. (a)	9,942	264,954
Hackett Group, Inc.	5,797	110,955
i3 Verticals, Inc. Class A (a)	4,693	108,596
International Money Express, Inc. (a)	7,448	119,242
Jack Henry & Associates, Inc.	16,247	2,726,409
Limelight Networks, Inc. (a)(b)	29,148	124,462
Liveramp Holdings, Inc. (a)	15,135	675,778
Marqeta, Inc. Class A (b)	51,576	608,597
Maximus, Inc.	13,523	1,045,598
MoneyGram International, Inc. (a)	20,013	175,514
Paymentus Holdings, Inc. (a)	2,921	76,764
Paysign, Inc. (a)(b)	7,084	15,726
Perficient, Inc. (a)	7,201	754,809
Rackspace Technology, Inc. (a)(b)	13,411	167,772
Repay Holdings Corp. (a)	16,256	290,820
Sabre Corp. (a)(b)	71,492	654,152
Sezzle, Inc. unit (a)(b)	19,578	34,930
Shift4 Payments, Inc. (a)(b)	10,329	544,545
Snowflake Computing, Inc. (a)	50,847	14,028,662
SolarWinds, Inc.	9,786	133,090
Squarespace, Inc. Class A (a)(b)	6,075	201,326
Switch, Inc. Class A	29,013	743,603
TaskUs, Inc.	5,942	190,144
The Western Union Co.	88,223	1,668,297
Ttec Holdings, Inc.	4,033	323,003
Tucows, Inc. (a)(b)	2,010	158,790
Unisys Corp. (a)	14,699	268,257
Verra Mobility Corp. (a)	27,888	441,746
WEX, Inc. (a)	9,826	1,581,789
		43,787,680
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc. (a)(b)	2,694	214,577
Allegro MicroSystems LLC (a)	12,011	340,872
Alpha & Omega Semiconductor Ltd. (a)	4,601	207,183
Ambarella, Inc. (a)	8,065	1,130,310
Amkor Technology, Inc.	21,832	480,741
Atomera, Inc. (a)(b)	4,803	67,866
Axcelis Technologies, Inc. (a)	7,281	455,863
AXT, Inc. (a)	8,689	65,081
Azenta, Inc.	16,351	1,379,043
CEVA, Inc. (a)	4,960	186,843
Cirrus Logic, Inc. (a)	12,537	1,121,309
CMC Materials, Inc.	6,236	1,127,968
Cohu, Inc. (a)	10,548	347,873
CyberOptics Corp. (a)	1,635	61,411
Diodes, Inc. (a)	9,826	911,755
First Solar, Inc. (a)	21,688	1,699,905
FormFactor, Inc. (a)	17,072	729,657
Ichor Holdings Ltd. (a)	6,162	261,392
Impinj, Inc. (a)	4,086	324,388
Kopin Corp. (a)(b)	17,595	51,729
Kulicke & Soffa Industries, Inc. (b)	13,662	747,175
Lattice Semiconductor Corp. (a)	30,217	1,668,583
MACOM Technology Solutions Holdings, Inc. (a)	10,507	643,133
MaxLinear, Inc. Class A (a)	15,561	933,971
MKS Instruments, Inc.	12,234	1,900,307
NeoPhotonics Corp. (a)	11,423	175,457
NVE Corp.	1,035	64,035
Onto Innovation, Inc. (a)	10,863	994,399
PDF Solutions, Inc. (a)	6,397	190,183
Photronics, Inc. (a)	13,339	238,501
Pixelworks, Inc. (a)	11,074	37,098
Power Integrations, Inc.	13,367	1,078,851
Rambus, Inc. (a)	23,745	599,561
Semtech Corp. (a)	14,234	1,012,037
Silicon Laboratories, Inc. (a)	8,814	1,455,985
SiTime Corp. (a)	3,306	770,596
SMART Global Holdings, Inc. (a)	5,039	289,037
SunPower Corp. (a)(b)	18,117	304,003
Synaptics, Inc. (a)	8,617	1,812,586
Ultra Clean Holdings, Inc. (a)	9,814	494,822
Universal Display Corp.	9,553	1,466,481
Veeco Instruments, Inc. (a)(b)	10,932	300,521
		28,343,088
Software - 5.7%
8x8, Inc. (a)	24,636	378,163
A10 Networks, Inc.	12,944	191,571
ACI Worldwide, Inc. (a)	25,585	879,356
Agilysys, Inc. (a)	4,211	160,271
Alarm.com Holdings, Inc. (a)	10,068	750,771
Altair Engineering, Inc. Class A (a)	11,554	726,978
Alteryx, Inc. Class A (a)	13,014	742,709
American Software, Inc. Class A	6,877	158,102
Anaplan, Inc. (a)	32,188	1,554,037
AppFolio, Inc. (a)	4,193	483,285
Appian Corp. Class A (a)(b)	8,701	490,475
Asana, Inc. (a)(b)	17,815	934,931
Aspen Technology, Inc. (a)	14,685	2,205,100
Avaya Holdings Corp. (a)	18,331	333,991
Benefitfocus, Inc. (a)(b)	6,128	68,266
Bill.Com Holdings, Inc. (a)	20,006	3,765,329
Blackbaud, Inc. (a)	9,019	614,555
BlackLine, Inc. (a)	11,656	1,070,837
Bottomline Technologies, Inc. (a)	8,430	475,368
Box, Inc. Class A (a)	33,369	871,932
C3.Ai, Inc. (a)(b)	15,369	404,819
CDK Global, Inc.	25,878	1,111,978
Cerence, Inc. (a)(b)	8,296	526,713
ChannelAdvisor Corp. (a)	6,671	141,025
Clear Secure, Inc. (b)	2,936	72,490
CommVault Systems, Inc. (a)	9,900	667,854
Confluent, Inc.	13,483	881,653
Consensus Cloud Solutions, Inc. (a)	3,490	197,883
CoreCard Corp. (a)(b)	1,429	53,016
Couchbase, Inc. (b)	1,898	44,470
CS Disco, Inc. (b)	2,760	94,723
Digimarc Corp. (a)(b)	2,834	89,838
Digital Turbine, Inc. (a)	19,461	859,203
Dolby Laboratories, Inc. Class A	14,238	1,250,808
Domo, Inc. Class B (a)	6,314	296,505
Dropbox, Inc. Class A (a)	61,898	1,531,976
Duck Creek Technologies, Inc. (a)	16,425	419,659
Dynatrace, Inc. (a)	43,337	2,377,468
Ebix, Inc. (b)	5,172	157,177
eGain Communications Corp. (a)	4,546	46,960
Elastic NV (a)	15,815	1,474,749
Envestnet, Inc. (a)	11,874	877,964
Everbridge, Inc. (a)	8,403	429,561
Five9, Inc. (a)	14,931	1,876,827
Guidewire Software, Inc. (a)	18,331	1,848,498
Intapp, Inc.	2,357	47,423
InterDigital, Inc.	6,545	451,801
Jamf Holding Corp. (a)(b)	11,923	394,174
LivePerson, Inc. (a)	14,260	425,946
Mandiant, Inc. (a)	52,336	789,750
Manhattan Associates, Inc. (a)	13,966	1,869,628
McAfee Corp.	16,239	416,530
MeridianLink, Inc. (b)	2,894	56,115
MicroStrategy, Inc. Class A (a)(b)	1,864	685,971
Mimecast Ltd. (a)	13,510	1,076,882
Mitek Systems, Inc. (a)(b)	9,688	158,593
Model N, Inc. (a)(b)	7,087	196,026
Momentive Global, Inc. (a)	28,146	482,141
N-able, Inc. (a)	14,825	165,447
nCino, Inc. (a)(b)	12,611	577,962
NCR Corp. (a)	29,065	1,106,214
New Relic, Inc. (a)	12,904	1,356,727
Nutanix, Inc. Class A (a)	46,555	1,272,814
ON24, Inc. (a)(b)	2,001	32,936
Onespan, Inc. (a)(b)	7,491	120,305
Pagerduty, Inc. (a)	16,948	559,623
Palantir Technologies, Inc. (a)	351,223	4,815,267
Paycor HCM, Inc. (b)	6,802	176,444
Paylocity Holding Corp. (a)	8,730	1,780,745
Pegasystems, Inc.	8,870	880,081
Ping Identity Holding Corp. (a)	12,983	256,934
Progress Software Corp.	9,516	433,073
PROS Holdings, Inc. (a)	8,631	239,165
Q2 Holdings, Inc. (a)	12,387	808,252
Qualtrics International, Inc.	21,049	616,104
Qualys, Inc. (a)	7,291	934,269
Rapid7, Inc. (a)	12,313	1,186,111
SailPoint Technologies Holding, Inc. (a)(b)	20,688	800,419
SecureWorks Corp. (a)	2,184	32,214
SentinelOne, Inc.	9,082	406,420
ShotSpotter, Inc. (a)	1,904	50,208
Smartsheet, Inc. (a)	27,749	1,726,543
Smith Micro Software, Inc. (a)(b)	10,387	43,418
Sprinklr, Inc. (b)	3,642	40,973
Sprout Social, Inc. (a)	10,124	697,037
SPS Commerce, Inc. (a)	7,952	984,855
Synchronoss Technologies, Inc. (a)(b)	17,633	35,971
Telos Corp. (a)	11,433	133,652
Tenable Holdings, Inc. (a)	20,264	1,041,570
Teradata Corp. (a)	23,927	965,215
Upland Software, Inc. (a)	5,715	112,014
Varonis Systems, Inc. (a)	23,413	872,368
Verint Systems, Inc. (a)	14,086	723,034
Veritone, Inc. (a)(b)	6,591	103,940
Vertex, Inc. Class A (a)	5,881	85,333
Viant Technology, Inc.	3,177	25,384
VirnetX Holding Corp. (a)(b)	13,700	30,962
VMware, Inc. Class A (a)	44,150	5,672,392
Vobile Group Ltd. (a)(b)	223,000	152,800
Vonage Holdings Corp. (a)	55,234	1,151,077
Workiva, Inc. (a)	9,955	1,177,477
Xperi Holding Corp. (b)	22,747	383,742
Yext, Inc. (a)	25,304	204,962
Zuora, Inc. (a)	25,051	416,598
		77,029,875
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	27,817	497,924
Avid Technology, Inc. (a)	7,727	242,319
Corsair Gaming, Inc. (a)(b)	7,309	142,818
Diebold Nixdorf, Inc. (a)	15,874	148,263
Eastman Kodak Co. (a)(b)	15,330	60,247
Immersion Corp. (a)(b)	6,725	34,768
Pure Storage, Inc. Class A (a)	58,970	1,562,115
Razer, Inc. (a)(d)	932,000	274,531
Super Micro Computer, Inc. (a)	9,748	394,989
Turtle Beach Corp. (a)(b)	3,615	73,457
Xerox Holdings Corp.	29,840	629,922
		4,061,353
TOTAL INFORMATION TECHNOLOGY		190,368,992
MATERIALS - 5.3%
Chemicals - 2.4%
AdvanSix, Inc.	6,151	258,896
American Vanguard Corp.	5,848	88,714
Amyris, Inc. (a)(b)	42,300	192,888
Ashland Global Holdings, Inc.	12,403	1,191,184
Avient Corp.	20,235	1,007,096
Axalta Coating Systems Ltd. (a)	47,193	1,397,385
Balchem Corp.	7,159	1,051,943
Cabot Corp.	12,554	690,344
CF Industries Holdings, Inc.	47,083	3,242,606
Chase Corp.	1,640	155,603
Ecovyst, Inc.	11,472	117,359
Element Solutions, Inc.	47,976	1,076,581
Ferro Corp. (a)	17,344	378,099
FutureFuel Corp.	5,299	41,332
GCP Applied Technologies, Inc. (a)	11,715	373,709
H.B. Fuller Co.	11,598	832,388
Hawkins, Inc.	4,113	153,497
Huntsman Corp.	45,354	1,625,034
Ingevity Corp. (a)	8,576	565,244
Innospec, Inc.	5,467	508,212
Intrepid Potash, Inc. (a)(b)	2,123	82,330
Koppers Holdings, Inc. (a)	4,667	139,450
Kraton Performance Polymers, Inc. (a)	6,874	318,816
Kronos Worldwide, Inc.	4,478	64,259
Livent Corp. (a)(b)	35,793	823,597
Loop Industries, Inc. (a)(b)	5,144	41,461
Minerals Technologies, Inc.	7,235	506,233
NewMarket Corp.	1,502	507,781
Olin Corp.	31,495	1,595,852
Orion Engineered Carbons SA (a)	13,195	225,635
Quaker Houghton (b)	2,938	614,541
Rayonier Advanced Materials, Inc. (a)	13,190	82,174
RPM International, Inc.	28,415	2,517,853
Sensient Technologies Corp.	9,273	785,794
Stepan Co.	4,653	512,574
The Chemours Co. LLC	35,826	1,171,868
The Mosaic Co.	81,149	3,241,903
The Scotts Miracle-Gro Co. Class A	8,965	1,355,508
Tredegar Corp.	5,593	65,718
Trinseo PLC	8,432	451,449
Tronox Holdings PLC	25,201	572,063
Valvoline, Inc.	39,537	1,302,349
Westlake Chemical Corp.	7,339	723,992
		32,651,314
Construction Materials - 0.2%
Eagle Materials, Inc.	8,991	1,311,337
Forterra, Inc. (a)	5,999	140,797
Summit Materials, Inc. (a)	26,226	932,597
		2,384,731
Containers & Packaging - 1.2%
Aptargroup, Inc.	14,450	1,694,985
Berry Global Group, Inc. (a)	29,660	1,999,677
Crown Holdings, Inc.	28,061	3,210,178
Graphic Packaging Holding Co.	62,311	1,178,301
Greif, Inc. Class A	5,794	342,773
Myers Industries, Inc.	8,051	145,482
O-I Glass, Inc. (a)	34,047	453,166
Pactiv Evergreen, Inc.	9,211	100,860
Ranpak Holdings Corp. (A Shares) (a)(b)	8,787	236,019
Sealed Air Corp.	32,367	2,198,367
Silgan Holdings, Inc.	18,257	817,548
Sonoco Products Co.	21,507	1,218,156
TriMas Corp.	9,267	322,121
WestRock Co.	58,553	2,702,806
		16,620,439
Metals & Mining - 1.3%
Alcoa Corp.	41,073	2,329,250
Allegheny Technologies, Inc. (a)(b)	27,660	505,901
Arconic Corp. (a)	23,518	727,412
Carpenter Technology Corp.	10,475	300,842
Century Aluminum Co. (a)	11,004	168,801
Cleveland-Cliffs, Inc. (a)	99,891	1,712,132
Coeur d'Alene Mines Corp. (a)	56,284	263,972
Commercial Metals Co.	26,621	890,206
Compass Minerals International, Inc.	7,397	395,000
Coronado Global Resources, Inc. unit (a)(d)	173,667	168,711
Gatos Silver, Inc. (a)	9,973	31,016
Gold Resource Corp.	16,620	27,257
Haynes International, Inc.	2,779	104,546
Hecla Mining Co.	119,401	592,229
Kaiser Aluminum Corp.	3,449	330,242
Materion Corp.	4,458	369,345
McEwen Mining, Inc. (a)	81,651	69,599
Reliance Steel & Aluminum Co.	13,718	2,097,208
Royal Gold, Inc.	14,387	1,461,000
Ryerson Holding Corp.	3,511	71,976
Schnitzer Steel Industries, Inc. Class A	5,922	231,787
Steel Dynamics, Inc.	41,344	2,295,419
SunCoke Energy, Inc.	17,822	122,081
TimkenSteel Corp. (a)(b)	8,950	125,569
United States Steel Corp.	59,386	1,230,478
Warrior Metropolitan Coal, Inc.	11,199	293,414
Worthington Industries, Inc.	7,023	380,506
		17,295,899
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)(b)	3,621	114,496
Glatfelter Corp.	9,500	164,920
Louisiana-Pacific Corp.	19,338	1,284,817
Mercer International, Inc. (SBI) (b)	8,635	104,915
Neenah, Inc.	3,591	165,545
Resolute Forest Products	10,328	140,667
Schweitzer-Mauduit International, Inc.	6,862	207,713
Verso Corp.	5,302	142,518
		2,325,591
TOTAL MATERIALS		71,277,974
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Acadia Realty Trust (SBI)	19,515	386,202
Agree Realty Corp.	15,526	1,015,090
Alexander & Baldwin, Inc.	16,122	370,000
Alexanders, Inc.	484	127,423
American Assets Trust, Inc.	11,642	418,763
American Campus Communities, Inc.	30,633	1,600,881
American Finance Trust, Inc.	28,812	237,987
American Homes 4 Rent Class A	62,791	2,457,012
Americold Realty Trust	58,788	1,672,519
Apartment Income (REIT) Corp.	34,348	1,814,261
Apartment Investment & Management Co. Class A (a)	33,271	233,895
Apple Hospitality (REIT), Inc.	46,566	751,110
Armada Hoffler Properties, Inc.	13,793	193,516
Bluerock Residential Growth (REIT), Inc.	5,804	154,096
Brandywine Realty Trust (SBI)	37,762	485,619
Brixmor Property Group, Inc.	65,498	1,661,029
Broadstone Net Lease, Inc.	35,754	826,275
Camden Property Trust (SBI)	22,475	3,598,023
CareTrust (REIT), Inc.	21,579	457,691
CatchMark Timber Trust, Inc.	10,529	86,338
Centerspace	3,198	305,025
Chatham Lodging Trust (a)	10,372	137,636
City Office REIT, Inc.	9,629	171,685
Community Healthcare Trust, Inc.	5,419	245,697
CorEnergy Infrastructure Trust, Inc.	2,800	10,276
Corporate Office Properties Trust (SBI)	24,838	627,408
Cousins Properties, Inc.	32,886	1,268,084
CTO Realty Growth, Inc.	1,358	79,565
CubeSmart	47,708	2,420,704
CyrusOne, Inc.	27,741	2,492,529
DiamondRock Hospitality Co. (a)	46,064	430,698
Digitalbridge Group, Inc. (a)	113,555	828,952
Diversified Healthcare Trust (SBI)	52,115	158,951
Douglas Emmett, Inc.	38,915	1,214,926
Easterly Government Properties, Inc.	19,521	409,355
EastGroup Properties, Inc.	8,981	1,795,392
Empire State Realty Trust, Inc.	31,121	277,599
EPR Properties	16,407	721,416
Equity Commonwealth (a)	26,987	702,741
Equity Lifestyle Properties, Inc.	37,604	2,944,017
Essential Properties Realty Trust, Inc.	27,540	731,187
Farmland Partners, Inc.	6,855	78,078
Federal Realty Investment Trust (SBI)	15,421	1,966,023
First Industrial Realty Trust, Inc.	28,783	1,749,431
Four Corners Property Trust, Inc.	17,618	476,919
Franklin Street Properties Corp.	20,967	116,367
Gaming & Leisure Properties	49,912	2,255,024
Getty Realty Corp.	9,390	278,601
Gladstone Commercial Corp.	8,888	206,113
Gladstone Land Corp.	6,870	209,398
Global Medical REIT, Inc.	14,037	237,366
Global Net Lease, Inc.	24,917	357,310
Healthcare Realty Trust, Inc.	32,519	1,008,739
Healthcare Trust of America, Inc.	48,578	1,581,214
Hersha Hospitality Trust (a)	7,027	63,384
Highwoods Properties, Inc. (SBI)	23,030	993,054
Host Hotels & Resorts, Inc. (a)	156,642	2,716,172
Hudson Pacific Properties, Inc.	33,457	790,589
Independence Realty Trust, Inc.	23,264	534,839
Industrial Logistics Properties Trust	14,545	333,517
Iron Mountain, Inc.	63,527	2,917,160
iStar Financial, Inc.	15,298	328,448
JBG SMITH Properties	25,324	693,878
Kilroy Realty Corp.	23,231	1,486,784
Kimco Realty Corp.	135,488	3,286,939
Kite Realty Group Trust	48,295	1,008,400
Lamar Advertising Co. Class A	19,155	2,121,608
Life Storage, Inc.	18,025	2,432,474
LTC Properties, Inc.	8,791	317,091
LXP Industrial Trust (REIT)	62,369	928,674
Monmouth Real Estate Investment Corp. Class A	21,515	451,600
National Health Investors, Inc.	10,078	582,811
National Retail Properties, Inc.	38,732	1,718,926
National Storage Affiliates Trust	18,065	1,112,081
NETSTREIT Corp.	9,366	211,672
NexPoint Residential Trust, Inc.	5,054	400,782
Office Properties Income Trust	10,748	273,859
Omega Healthcare Investors, Inc.	52,701	1,659,027
One Liberty Properties, Inc.	3,811	116,236
Outfront Media, Inc.	31,855	791,278
Paramount Group, Inc.	35,916	312,110
Park Hotels & Resorts, Inc. (a)	52,621	957,702
Pebblebrook Hotel Trust	28,744	622,308
Phillips Edison & Co., Inc.	4,318	136,103
Physicians Realty Trust	49,052	895,690
Piedmont Office Realty Trust, Inc. Class A	27,519	488,737
Plymouth Industrial REIT, Inc.	7,761	223,129
Potlatch Corp.	14,778	794,909
Preferred Apartment Communities, Inc. Class A	11,492	191,687
PS Business Parks, Inc.	4,497	750,819
Rayonier, Inc.	31,700	1,158,318
Regency Centers Corp.	33,826	2,427,016
Retail Opportunity Investments Corp.	27,258	505,091
Retail Value, Inc.	3,803	11,979
Rexford Industrial Realty, Inc.	33,416	2,445,049
RLJ Lodging Trust	36,427	504,514
RPT Realty	19,731	249,005
Ryman Hospitality Properties, Inc. (a)	12,150	1,074,060
Sabra Health Care REIT, Inc.	51,335	698,669
Safehold, Inc.	3,155	195,295
Saul Centers, Inc.	2,989	147,597
Seritage Growth Properties (a)	7,962	82,486
Service Properties Trust	37,732	322,609
SITE Centers Corp.	39,608	586,594
SL Green Realty Corp.	14,585	1,057,704
Spirit Realty Capital, Inc.	27,307	1,295,990
Stag Industrial, Inc.	38,722	1,654,591
Store Capital Corp.	54,466	1,727,117
Summit Hotel Properties, Inc. (a)	22,975	216,425
Sunstone Hotel Investors, Inc. (a)	48,237	545,560
Tanger Factory Outlet Centers, Inc.	22,754	387,046
Terreno Realty Corp.	16,618	1,242,528
The GEO Group, Inc.	26,862	180,781
The Macerich Co.	46,524	769,507
UDR, Inc.	63,759	3,624,062
UMH Properties, Inc.	10,877	256,697
Uniti Group, Inc.	52,094	628,254
Universal Health Realty Income Trust (SBI)	2,839	165,514
Urban Edge Properties	24,358	444,290
Urstadt Biddle Properties, Inc. Class A	7,154	140,862
Veris Residential, Inc. (a)	17,451	287,942
Vornado Realty Trust	35,200	1,443,552
Washington REIT (SBI)	18,914	465,663
Whitestone REIT Class B	10,381	105,990
WP Carey, Inc.	40,843	3,169,417
Xenia Hotels & Resorts, Inc. (a)	25,879	448,742
		111,353,149
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	32,659	685,512
Douglas Elliman, Inc. (a)(b)	14,374	111,542
eXp World Holdings, Inc.	14,558	395,104
Forestar Group, Inc. (a)	4,271	85,206
Howard Hughes Corp. (a)	9,095	875,939
Jones Lang LaSalle, Inc. (a)	11,100	2,783,769
Kennedy-Wilson Holdings, Inc.	26,309	590,900
Marcus & Millichap, Inc. (a)	5,495	257,221
Newmark Group, Inc.	35,876	549,262
RE/MAX Holdings, Inc.	4,147	123,415
Realogy Holdings Corp. (a)	25,377	418,721
Redfin Corp. (a)(b)	23,104	683,185
Tejon Ranch Co. (a)	5,276	91,855
The RMR Group, Inc.	3,441	110,146
The St. Joe Co.	7,213	349,903
		8,111,680
TOTAL REAL ESTATE		119,464,829
UTILITIES - 3.2%
Electric Utilities - 0.9%
Allete, Inc.	11,577	738,960
Avangrid, Inc. (b)	15,214	710,798
Hawaiian Electric Industries, Inc.	24,026	1,021,105
IDACORP, Inc.	11,065	1,219,584
MGE Energy, Inc.	7,926	613,710
NRG Energy, Inc.	53,689	2,143,802
OGE Energy Corp.	43,511	1,649,937
Otter Tail Corp.	9,110	577,574
Pinnacle West Capital Corp.	24,726	1,721,177
PNM Resources, Inc.	18,721	838,888
Portland General Electric Co.	19,557	1,027,525
Via Renewables, Inc. Class A, (b)	2,667	30,510
		12,293,570
Gas Utilities - 0.8%
Atmos Energy Corp.	29,028	3,112,382
Chesapeake Utilities Corp.	3,855	525,090
National Fuel Gas Co.	19,964	1,212,414
New Jersey Resources Corp.	20,988	843,927
Northwest Natural Holding Co.	6,633	314,006
ONE Gas, Inc.	11,816	920,348
South Jersey Industries, Inc.	24,511	613,265
Southwest Gas Corp.	13,283	905,635
Spire, Inc. (b)	11,223	739,820
UGI Corp.	45,812	2,077,574
		11,264,461
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	7,310	225,514
Class C	18,252	614,727
Ormat Technologies, Inc. (b)	10,003	681,804
Sunnova Energy International, Inc. (a)	20,375	400,573
Vistra Corp.	105,825	2,308,043
		4,230,661
Multi-Utilities - 0.8%
Avista Corp.	15,393	684,373
Black Hills Corp.	13,974	946,599
CenterPoint Energy, Inc.	137,146	3,889,461
MDU Resources Group, Inc.	44,704	1,312,956
NiSource, Inc.	85,564	2,496,758
NorthWestern Energy Corp.	11,475	666,927
Unitil Corp.	3,498	164,196
		10,161,270
Water Utilities - 0.4%
American States Water Co.	8,126	749,461
Cadiz, Inc. (a)(b)	5,994	16,843
California Water Service Group	11,710	727,074
Essential Utilities, Inc.	50,395	2,456,252
Middlesex Water Co.	3,853	390,078
SJW Corp.	6,034	415,501
York Water Co.	2,944	133,716
		4,888,925
TOTAL UTILITIES		42,838,887
TOTAL COMMON STOCKS (Cost $1,234,739,590)		1,351,246,778

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	2,485,941	2,486,439
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	79,714,276	79,722,248
TOTAL MONEY MARKET FUNDS (Cost $82,208,687)		82,208,687

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $1,316,948,277)	1,433,455,465
NET OTHER ASSETS (LIABILITIES) - (5.9)% (g)	(80,187,467)
NET ASSETS - 100.0%	1,353,267,998

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	Mar 2022	910,980	20,730	20,730
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Mar 2022	1,314,850	37,481	37,481

TOTAL FUTURES CONTRACTS					58,211
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,171,977 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $188,001 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	6,502,757	73,293,346	77,309,664	1,100	-	-	2,486,439	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	91,236,254	85,039,212	96,553,218	56,018	-	-	79,722,248	0.3%
Total	97,739,011	158,332,558	173,862,882	57,118	-	-	82,208,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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